UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 12/31/2011

Item 1 – Report to Stockholders

December 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.

} BlackRock Short-Term Municipal Fund

} BlackRock National Municipal Fund

} BlackRock High Yield Municipal Fund

BlackRock Multi-State Municipal Series Trust

} BlackRock New York Municipal Bond Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Dear Shareholder

Investors endured a very difficult environment in 2011. Financial markets were extremely volatile as a number of high-profile global events drove frequent about-face changes in investor sentiment. As the year progressed, news flow increasingly influenced trading decisions, to the point where company fundamentals were largely ignored. In the end, lower-risk assets won the “risk on – risk off” trading tug-of-war that characterized 2011’s market activity.

Early in the year, political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted global supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities, commodities and high yield bonds outpaced the less risky asset classes as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about sovereign debt problems spreading across Europe. Concurrently, economic indicators signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historical highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, after months of deliberation, European leaders began to show signs of progress toward stemming the region’s debt crisis. These encouraging developments brought investors back from the sidelines and risk assets rallied through the month. However, a lack of definitive details about Europe’s rescue plan soon raised doubts among investors and thwarted the rally at the end of October. The last two months of the year saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers bickering over budget issues. Global central bank actions and improving economic data energized investors, but confidence was easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the debt crisis.

Most equity markets failed to fully recover their late-summer losses, although US large cap stocks managed to finish the year with a marginal gain given their perceived safety and stronger US economic data. Conditions were worse overseas, and international markets experienced some significant downturns. Dividend-paying stocks performed relatively well as investors sought yield in the low interest rate environment. Fixed income securities benefited from declining yields and delivered positive returns for the year. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 are likely to persist well into 2012. While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While the investment landscape appears treacherous, BlackRock is working for you. We have a roadmap to show you the way.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of December 31, 2011

	6-month	12-month

US large cap equities	(3.69)%	2.11%
(S&P 500® Index)
US small cap equities	(9.77)	(4.18)
(Russell 2000® Index)
International equities	(16.31)	(12.14)
(MSCI Europe, Australasia,
Far East Index)
Emerging market equities	(19.13)	(18.42)
(MSCI Emerging Markets
Index)
3-month Treasury bill (BofA	0.02	0.10
Merrill Lynch 3-Month
Treasury Bill Index)
US Treasury securities	13.46	17.15
(BofA Merrill Lynch 10-Year
US Treasury Index)
US investment grade	4.98	7.84
bonds (Barclays Capital US
Aggregate Bond Index)
Tax-exempt municipal	5.78	10.62
bonds (S&P Municipal
Bond Index)
US high yield bonds	(0.02)	4.96
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2011	BlackRock Short-Term Municipal Fund

Investment Objective

BlackRock Short-Term Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2011, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® Limited Maturity Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P® Limited Maturity Municipal Bond Index.

What factors influenced performance?

•	The Fund maintains a shorter weighted average maturity than the benchmark index and will, therefore, generally underperform during periods of falling interest rates and outperform in periods of rising rates. During the reporting period, rates on short-term municipal securities fell, thus causing prices to rise. The Fund’s shorter average portfolio duration (sensitivity to interest rate movements) of approximately 1.6 years versus the benchmark index (1.85 years) was the main detractor from relative performance. The Fund’s bias toward higher quality securities also hindered returns relative to the benchmark index as lower-rated issues outperformed for the period. More specifically, the Fund was overweight relative to the benchmark index in higher-rated investment grade issues, underweight in lower-rated investment grade issues and, consistent with its investment mandate, did not hold below-investment grade securities, while the benchmark index represented modest exposure to those rating categories.
•	Contributing positively to performance during the period were the Fund’s holdings of lower-rated investment grade issues as well as exposure to longer-dated securities (with terms of three and four years), which outperformed their shorter-dated counterparts.

Describe recent portfolio activity.

•	The primary focus of portfolio activity was investing cash as inflows from subscriptions were strong during the six-month period. As the US Federal Reserve (the “Fed”) has committed to keep short-term interest rates low for an extended period of time, the Fund sought to maximize portfolio duration within the constraints of the Fund’s prospectus. Purchasing activity was focused in higher-quality, more liquid issues on the shorter end of the yield curve and lower-quality, higher-yielding issues in the three- to four-year part of the curve, although supply was very limited in this space and generally in high demand from investors.

Describe portfolio positioning at period end.

•	At period end, the Fund’s portfolio duration was modestly long given that the Fund is limited by its prospectus to a maximum average maturity of two years. While the Fund’s duration was at the longer end of its limited range, it was modestly short relative to the S&P® Limited Maturity Municipal Bond Index. The Fund continued to be positioned for a period of stable short-term interest rates, while reflecting a higher quality bias. The Fund continues to maintain a high level of portfolio liquidity, which prepares the Fund in the event that the market should begin to perceive an end to the Fed’s accommodative monetary policy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocations	Percent of Long-Term Investments
State	36%
County/City/Special District/School District	23
Utilities	14
Transportation	8
Corporate	8
Health	5
Education	4
Tobacco	1
Housing	1

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	19%
AA/Aa	51
A	25
BBB/Baa	4
Not Rated[2]	1

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2011, the market value of these securities was $9,503,337, representing 1% of the Fund’s long-term investments.
4	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

BlackRock Short-Term Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in investment grade municipal bonds or in municipal notes, including variable rate demand obligations. The Fund will maintain a dollar weighted maturity of no more than two years.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
[4]	The S&P® Limited Maturity Municipal Bond Index includes all bonds in the S&P® Municipal Bond Index with a remaining maturity of less than 4 years.

Performance Summary for the Period Ended December 31, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
BlackRock	0.43%	0.54%	1.65%	N/A	2.75%	N/A	2.40%	N/A
Institutional	0.42	0.54	1.75	N/A	2.77	N/A	2.41	N/A
Investor A	0.15	0.30	1.37	(1.67)%	2.50	1.88%	2.15	1.84%
Investor A1	0.29	0.38	1.53	0.51	2.64	2.43	2.29	2.19
Investor B	0.01	0.33	1.33	0.33	2.38	2.38	2.03	2.03
Investor C	0.00	0.01	0.58	(0.42)	1.72	1.72	1.38	1.38
S&P® Municipal Bond Index	—	5.78	10.62	N/A	4.86	N/A	5.35	N/A
S&P® Limited Maturity Municipal Bond Index	—	0.85	2.50	N/A	3.57	N/A	3.16	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[6]	Annualized Expense Ratio
BlackRock	$1,000.00	$1,005.40	$1.97	$1,000.00	$1,023.18	$1.98	0.39%
Institutional	$1,000.00	$1,005.40	$2.02	$1,000.00	$1,023.13	$2.03	0.40%
Investor A	$1,000.00	$1,003.00	$3.37	$1,000.00	$1,021.77	$3.40	0.67%
Investor A1	$1,000.00	$1,003.80	$2.62	$1,000.00	$1,022.52	$2.64	0.52%
Investor B	$1,000.00	$1,003.30	$4.08	$1,000.00	$1,021.06	$4.12	0.81%
Investor C	$1,000.00	$1,000.10	$7.29	$1,000.00	$1,017.85	$7.35	1.45%

[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Expenses are net of waiver.
[7]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
SEMI-ANNUAL REPORT	DECEMBER 31, 2011	5

Fund Summary as of December 31, 2011	BlackRock National Municipal Fund

Investment Objective

BlackRock National Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

•	On July 18, 2011, the Fund acquired substantially all of the assets and assumed certain stated liabilities of the BlackRock Municipal Fund, a series of BlackRock Municipal Bond Fund, Inc. and BlackRock AMT-Free Municipal Bond Portfolio, a series of BlackRock Funds II in exchange for newly issued shares of the Fund.

How did the Fund perform?

•	For the six-month period ended December 31, 2011, the Fund outperformed its benchmark, the S&P® Municipal Bond Index.

What factors influenced performance?

•	The Fund maintained an above-industry-average coupon structure in order to maximize its income accrual, which contributed positively to total return. The Fund maximized its exposure to tender option bonds (as permitted under the Fund’s prospectus), which also contributed to the Fund’s yield advantage, as the slope of the municipal yield curve remained relatively steep despite its flattening over the period. The Fund financed these positions at favorable borrowing costs, as short-term interest rates remained low. Additionally, the Fund’s longer duration (higher sensitivity to interest rates) as compared to the benchmark index had a positive impact on performance, as rates generally declined during the period.
•	Detracting from performance was the Fund’s lack of exposure to the tobacco sector, as tobacco bonds rallied significantly toward the end of the period when news of greater potential for improving fundamentals in the sector led to tightening spreads. Following a period of widespread municipal credit concerns in the earlier part of 2011, resulting in significant volatility and mutual fund outflows, the Fund, at times, held relatively large reserves of cash and cash equivalents, which hindered performance as interest rates on cash investments remained near zero while longer assets performed better in the declining rate environment.

Describe recent portfolio activity.

•	During the six-month period, the Fund improved its relative yield distribution by maximizing its exposure to tender option bonds. Additionally, as municipal bond valuations generally improved, the Fund increased its credit quality profile by taking advantage of tighter credit quality spreads to sell some of the Fund’s lower-rated holdings. New purchases during the period were concentrated in the primary market where more generous (higher) coupon rates could be structured. Overall, the Fund maintained its focus on maximizing income accrual using a high-quality asset mix, while managing NAV volatility.

Describe portfolio positioning at period end.

•	The Fund ended the period with a long duration posture relative to the S&P® Municipal Bond Index. The Fund’s cash reserves remained elevated to maintain liquidity while political challenges and tax reform created uncertainty in the municipal market. The Fund maintained maximum exposure to tender option bonds to boost current yield. The Fund maintained its bias toward high-quality securities and a high average coupon rate, which stood at 5.92% at period end.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocations	Percent of Long-Term Investments
Utilities	24%
Transportation	17
Health	16
State	16
County/City/Special District/School District	15
Corporate	6
Education	4
Housing	2

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	15%
AA/Aa	46
A	29
BBB/Baa	6
BB/Ba	1
Not Rated[2]	3

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2011, the market value of these securities was $52,776,594, representing 1% of the Fund’s long-term investments.
6	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

BlackRock National Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended December 31, 2011

			Average Annual Total Returns[4]
	Standardized 30-Day Yields	6-Month Total Returns	1 Year		5 Years		10 Years
			w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
BlackRock	3.77%	6.77%	11.68%	N/A	4.84%	N/A	5.62%	N/A
Institutional	3.71	6.75	11.58	N/A	4.71	N/A	5.49	N/A
Service	3.37	6.73	11.43	N/A	4.47	N/A	5.24	N/A
Investor A	3.49	6.65	11.36	6.63%	4.47	3.57%	5.24	4.78%
Investor B	2.76	6.38	10.88	6.88	3.95	3.61	4.71	4.71
Investor B1	3.07	6.51	10.79	6.29	3.73	3.39	4.47	4.47
Investor C	2.87	6.25	10.54	9.54	3.68	3.68	4.45	4.45
Investor C1	2.91	6.25	10.76	9.76	3.90	3.90	4.66	4.66
S&P® Municipal Bond Index	—	5.78	10.62	N/A	4.86	N/A	5.35	N/A

[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[7]
			Expenses Paid During the Period		Beginning Account Value July 1, 2011	Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Including Interest Expense and Fees[5]	Excluding Interest Expense and Fees[6]		Ending Account Value December 31, 2011	Expenses Paid During the Period[5]	Ending Account Value December 31, 2011	Expenses Paid During the Period[6]
BlackRock	$1,000.00	$1,067.70	$2.59	$2.17	$1,000.00	$1,022.37	$2.80	$1,022.82	$2.34
Institutional	$1,000.00	$1,067.50	$3.33	$2.91	$1,000.00	$1,021.92	$3.25	$1,022.32	$2.85
Service	$1,000.00	$1,067.30	$3.77	$3.35	$1,000.00	$1,021.11	$4.06	$1,021.57	$3.61
Investor A	$1,000.00	$1,066.50	$4.21	$3.79	$1,000.00	$1,021.06	$4.12	$1,021.47	$3.71
Investor B	$1,000.00	$1,063.80	$6.85	$6.43	$1,000.00	$1,018.50	$6.70	$1,018.90	$6.29
Investor B1	$1,000.00	$1,065.10	$4.62	$4.19	$1,000.00	$1,020.21	$4.98	$1,020.66	$4.52
Investor C	$1,000.00	$1,062.50	$8.09	$7.67	$1,000.00	$1,017.29	$7.91	$1,017.70	$7.51
Investor C1	$1,000.00	$1,062.50	$7.10	$6.69	$1,000.00	$1,018.25	$6.95	$1,018.65	$6.55

[5]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.55% for BlackRock, 0.64% for Institutional, 0.80% for Service Class, 0.81% for Investor A, 1.32% for Investor B, 0.98% for Investor B1, 1.56% for Investor C and 1.37% for Investor C1), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Expenses are net of waiver.
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.46% for BlackRock, 0.56% for Institutional, 0.71% for Service Class, 0.73% for Investor A, 1.24% for Investor B, 0.89% for Investor B1, 1.48% for Investor C and 1.29% for Investor C1), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Expenses are net of waiver.
[7]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
SEMI-ANNUAL REPORT	DECEMBER 31, 2011	7

Fund Summary as of December 31, 2011	BlackRock High Yield Municipal Fund

Investment Objective

BlackRock High Yield Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2011, the Fund outperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® Customized High Yield Municipal Bond Index. The following discussion of relative performance pertains to the S&P® Customized High Yield Municipal Bond Index.

What factors influenced performance?

•	Contributing positively to performance was the Fund’s competitive distribution yield, which was attributable to the Fund’s leverage maintained at 10% of total managed assets. The Fund’s long duration bias (higher sensitivity to interest rates) and emphasis on longer-dated bonds benefited relative performance as the yield curve flattened during the period amid declining interest rates. Security selection within the corporate, tobacco and long-term care sectors also had a positive impact on Fund returns.
•	Detracting from performance was the Fund’s overweight (relative to the benchmark index) in corporate-related debt, which underperformed the broader municipal market for the period. Also hindering returns was the Fund’s underweight exposure to low investment-grade and high speculative-grade issues, which outperformed other rating categories during the period.

Describe recent portfolio activity.

•	During the six-month period, the Fund participated in various attractive investment opportunities in the new-issue market. As liquidity conditions improved in the secondary market, the Fund deployed new money (investor inflows) and repositioned some of its holdings across different sectors. The Fund remained focused on maintaining the desired level of portfolio leverage as cash inflows from new subscriptions increased significantly in the latter half of the six-month period.

Describe portfolio positioning at period end.

•	As of period end, portfolio management remained constructive on the high yield municipal bond market given the strong technical backdrop. The Fund remained positioned to benefit from further credit-spread tightening and yield curve-flattening.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocations	Percent of Long-Term Investments
Health	30%
Transportation	15
Corporate	14
Utilities	12
County/City/Special District/School District	8
State	7
Education	6
Tobacco	6
Housing	2

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	2%
AA/Aa	20
A	14
BBB/Baa	31
BB/Ba	6
B	8
CCC/Caa	1
Not Rated[2]	18

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2011, the market value of these securities was $9,959,042, representing 5% of the Fund’s long-term investments.
8	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

BlackRock High Yield Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
[4]	The S&P® Customized High Yield Municipal Bond Index is a blended subset of the S&P® Municipal Bond Index that includes non-insured bonds rated below BBB– or non-rated (85%) and bonds rated BBB (15%), excluding those that are in default, are pre-refunded, or are escrowed to maturity.
[5]	Commencement of Operations.

Performance Summary for the Period Ended December 31, 2011

			Average Annual Total Returns[6]
			1 Year		5 Years		Since Inception[7]
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.15%	6.91%	12.13%	N/A	2.35%	N/A	2.84%	N/A
Investor A	4.76	6.78	11.84	7.09%	2.08	1.19%	2.53	1.71%
Investor C	4.12	6.36	10.98	9.98	1.32	1.32	1.80	1.80
S&P® Municipal Bond Index	—	5.78	10.62	N/A	4.86	N/A	5.12	N/A
S&P® Customized High Yield Municipal Bond Index	—	5.21	10.13	N/A	2.43	N/A	3.05	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on 8/01/06. N/A — Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[10]
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Including Interest Expense and Fees[8]	Excluding Interest Expense and Fees[9]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[8]	Ending Account Value December 31, 2011	Expenses Paid During the Period[9]
Institutional	$1,000.00	$1,069.10	$4.00	$3.64	$1,000.00	$1,021.27	$3.91	$1,021.62	$3.56
Investor A	$1,000.00	$1,067.80	$5.41	$4.99	$1,000.00	$1,019.91	$5.28	$1,020.31	$4.88
Investor C	$1,000.00	$1,063.60	$9.39	$9.03	$1,000.00	$1,016.04	$9.17	$1,016.39	$8.82

[8]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.77% for Institutional, 1.04% for Investor A, and 1.81% for Investor C), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Expenses are net of waiver.
[9]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.70% for Institutional, 0.96% for Investor A, and 1.74% for Investor C), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Expenses are net of waiver.
[10]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
SEMI-ANNUAL REPORT	DECEMBER 31, 2011	9

Fund Summary as of December 31, 2011	BlackRock New York Municipal Bond Fund

Investment Objective

BlackRock New York Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and New York State and New York City personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2011, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® New York Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P® New York Municipal Bond Index.

What factors influenced performance?

•	An overweight relative to the benchmark index in corporate issues negatively impacted the Fund’s total return, as the sector underperformed the broader municipal market for the period. Conversely, the Fund was underweight in transportation, which was the strongest-performing sector during the period. With respect to credit quality, the Fund’s exposure was concentrated in higher-quality credits, which detracted from relative performance, as lower investment grade and higher-quality speculative grade issues were the stronger performers due to increased demand from investors seeking higher yields, resulting in narrowing credit spreads.
•	Contributing positively to performance were the Fund’s sector overweights in health care and education, which were among the stronger-performing sectors for the period. In addition, the Fund’s longer duration posture (greater sensitivity to interest rates) relative to the benchmark index had a positive impact on returns as interest rates generally declined over the period.

Describe recent portfolio activity.

•	During the six-month period, the Fund sought to improve portfolio convexity (the rate at which duration changes in response to interest rate movements) and protect its income stream by selling its holdings with shorter call dates and replacing them with bonds offering better call protection. Most of the Fund’s trading activity, however, was focused on maintaining a fully invested posture in order to maximize income. Additionally, the Fund participated in attractive investment opportunities as they presented themselves in the new-issue market. The supply of New York issues was heavier than normal during the period, resulting in weak performance for New York relative to most other states. Although the greater supply limited the benefits of the Fund’s long duration profile in the declining interest rate environment, the increased availability enabled the Fund to improve the diversification of its New York holdings. The Fund continued to reduce exposure to several Puerto Rico credits during the period, while selling other bonds with declining credit metrics. The Fund also sold holdings that had experienced capital appreciation in order to capture relative outperformance.

Describe portfolio positioning at period end.

•	The Fund ended the period with a longer duration bias as compared to the S&P® New York Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocations	Percent of Long-Term Investments
County/City/Special District/School District	19%
Health	16
Education	13
Corporate	12
Transportation	12
State	10
Utilities	9
Housing	6
Tobacco	3

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	4%
AA/Aa	32
A	36
BBB/Baa	12
BB/Ba	6
B	1
Not Rated[2]	9

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2011, the market value of these securities was $6,499,362, representing 3% of the Fund’s long-term investments.
10	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

BlackRock New York Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in a portfolio of investment grade New York municipal bonds. The Fund expects to maintain an average weighted maturity of greater than ten years.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
[4]	The S&P® New York Municipal Bond Index includes all New York bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended December 31, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.83%	4.79%	8.97%	N/A	3.85%	N/A	4.60%	N/A
Investor A	3.37	4.64	8.75	4.12%	3.57	2.67%	4.33	3.88%
Investor A1	3.64	4.65	8.86	4.51	3.72	2.87	4.49	4.07
Investor B	3.30	4.42	8.39	4.39	3.31	2.97	4.06	4.06
Investor C	2.87	4.18	7.90	6.90	2.80	2.80	3.55	3.55
Investor C1	3.27	4.39	8.33	7.33	3.21	3.21	3.96	3.96
S&P® Municipal Bond Index	—	5.78	10.62	N/A	4.86	N/A	5.35	N/A
S&P® New York Municipal Bond Index	—	5.10	9.66	N/A	4.99	N/A	5.38	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Including Interest Expense and Fees[6]	Excluding Interest Expense and Fees[7]	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period[6]	Ending Account Value December 31, 2011	Expenses Paid During the Period[7]
Institutional	$1,000.00	$1,047.90	$3.96	$3.91	$1,000.00	$1,021.27	$3.91	$1,021.32	$3.86
Investor A	$1,000.00	$1,045.40	$5.35	$5.24	$1,000.00	$1,019.91	$5.28	$1,020.01	$5.18
Investor A1	$1,000.00	$1,046.50	$4.37	$4.27	$1,000.00	$1,020.86	$4.32	$1,020.96	$4.22
Investor B	$1,000.00	$1,044.20	$6.68	$6.58	$1,000.00	$1,018.60	$6.60	$1,018.70	$6.50
Investor C	$1,000.00	$1,041.80	$8.93	$8.88	$1,000.00	$1,016.39	$8.82	$1,016.44	$8.77
Investor C1	$1,000.00	$1,043.90	$6.94	$6.83	$1,000.00	$1,018.35	$6.85	$1,018.45	$6.75

[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.77% for Institutional, 1.04% for Investor A, 0.85% for Investor A1, 1.30% for Investor B, 1.74% for Investor C and 1.35% for Investor C1), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Expenses are net of waiver.
[7]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.76% for Institutional, 1.02% for Investor A, 0.83% for Investor A1, 1.28% for Investor B, 1.73% for Investor C and 1.33% for Investor C1), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Expenses are net of waiver.
[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
SEMI-ANNUAL REPORT	DECEMBER 31, 2011	11

About Fund Performance

•	BlackRock and Institutional Shares (BlackRock Shares are available only in BlackRock Short-Term Municipal Fund and BlackRock National Municipal Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to October 2, 2006, for BlackRock Short-Term Municipal Fund and prior to July 18, 2011 for BlackRock National Municipal Fund, BlackRock Share performance results are those of the Institutional Shares restated to reflect BlackRock Share fees.
•	Service Shares (available only in BlackRock National Municipal Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to July 18, 2011, Service Share performance results are those of the Institutional Shares restated to reflect Service Share fees.
•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% for all Funds except BlackRock Short-Term Municipal Fund, which incurs a 3.00% maximum initial sales charge, and all Funds incur a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006 (for BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Fund), Investor A Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.
•	Investor A1 Shares (available only in BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Bond Fund) incur a maximum initial sales charge (front-end load) of 1.00% for BlackRock Short-Term Municipal Fund and 4.00% for BlackRock New York Municipal Fund; and a service fee of 0.10% per year (but no distribution fee).
•	Investor B Shares (available to all Funds except BlackRock High Yield Municipal Fund) are subject to the following maximum contingent deferred sales charges (“CDSC”):
Maximum CDSC
BlackRock Short-Term Municipal Fund	1.00%, declining to 0% after 3 years
BlackRock National Municipal Fund	4.00%, declining to 0% after 6 years
BlackRock New York Municipal Bond Fund	4.00%, declining to 0% after 6 years

In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution Fee	Service Fee
BlackRock Short-Term Municipal Fund	0.20%	0.15%
BlackRock National Municipal Fund	0.50%	0.25%
BlackRock New York Municipal Bond Fund	0.25%	0.25%

For BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Bond Fund, the shares automatically convert to Investor A1 Shares after approximately 10 years. For BlackRock National Municipal Fund, the shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic sales conversions.)

•	Investor B1 Shares (available only in BlackRock National Municipal Fund) are subject to a maximum CDSC of 4.50%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. Prior to July 18, 2011, Investor B1 Share performance results are those of the Institutional Shares restated to reflect Investor B1 Share fees.
•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to the Investor C Shares inception date of October 2, 2006 (for all Funds except BlackRock High Yield Municipal Fund), Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.
•	Investor C1 Shares (available only in BlackRock National Municipal Fund and BlackRock New York Municipal Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase.

In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution Fee	Service Fee
BlackRock National Municipal Fund	0.55%	0.25%
BlackRock New York Municipal Bond Fund	0.35%	0.25%

Investor A1, Investor B, Investor B1 and Investor C1 Shares of each Fund are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor reimbursed a portion of each Fund’s expenses. Without such reimbursement, a Fund’s performance would have been lower.

12	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2011 and held through December 31, 2011) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	13

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Funds had not used leverage.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on the Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Mobile Industrial Development Board, RB, Alabama
Power Co. Barry Project, Series B, 4.88%, 6/01/34 (a)	$3,270	$3,428,203
Arizona — 1.3%
Arizona State Transportation Board, RB, Maricopa County
Regional Area Road, 5.00%, 7/01/12	3,250	3,328,358
Phoenix Civic Improvement Corp., Refunding RB,
Junior Lien, 4.00%, 7/01/14	5,000	5,429,500
Yavapai County IDA, RB, Waste Management Inc.
Project, Series A-2, Mandatory Put Bonds, AMT,
2.88%, 3/01/28 (a)	5,000	5,088,100
		13,845,958
California — 11.3%
California Health Facilities Financing Authority,
Refunding RB, Catholic Healthcare West, Series C,
Mandatory Put Bonds, 5.00%, 7/01/37 (a)	2,300	2,351,589
California State Department of Water Resources,
Refunding RB:
Series L, 5.00%, 5/01/12	10,000	10,161,600
Series M, 3.00%, 5/01/13	3,095	3,204,934
Series M, 5.00%, 5/01/14	35,000	38,587,500
California Statewide Communities Development
Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/13	5,150	5,439,018
Kaiser Permanente, Series A, 5.00%, 4/01/14	1,000	1,088,400
Proposition 1A Receivables Program,
5.00%, 6/15/13	33,730	35,730,864
City of Long Beach California, Refunding RB, Series B,
AMT (NPFGC), 5.50%, 5/15/14	5,215	5,735,353
Los Angeles Unified School District California, GO:
Election of 2004, Series H (AGM), 4.50%, 7/01/12	6,000	6,129,000
Refunding, Series A-1, 5.00%, 7/01/15	6,000	6,808,560
State of California Economic Recovery, GO, Series A
(NPFGC), 5.00%, 7/01/15	3,805	4,200,720
		119,437,538
Colorado — 0.8%
City & County of Denver Colorado, RB, Series A, AMT,
3.00%, 11/15/12	3,000	3,066,450
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series B, Mandatory Put Bonds,
5.00%, 7/01/39 (a)	5,000	5,193,750
		8,260,200
Connecticut — 3.8%
Connecticut Municipal Electric Energy Cooperative,
Refunding RB, Series A (AGC), 5.00%, 1/01/14	2,115	2,298,223
Connecticut State Development Authority, Refunding RB,
Pollution Control, Series B, 1.25%, 9/01/28 (a)	10,000	10,003,800

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
State of Connecticut, GO, Economic Recovery, Series A:
5.00%, 1/01/13	$11,500	$12,047,975
5.00%, 1/01/14	7,280	7,930,468
State of Connecticut, RB, Transportation Infrastructure,
Series A, 5.00%, 11/01/14	2,700	3,032,748
State of Connecticut, Special Tax Bonds, Transportation
Infrastructure, Series A, 5.00%, 11/01/13	5,000	5,423,500
		40,736,714
Delaware — 1.5%
State of Delaware, GO, Refunding, Series 2009C,
5.00%, 10/01/13	7,700	8,332,170
University of Delaware, RB, Series A,
0.85%, 11/01/37 (a)	7,000	7,044,730
		15,376,900
District of Columbia — 0.5%
Metropolitan Washington Airports Authority, RB, Series A,
AMT (NPFGC), 5.25%, 10/01/13	5,000	5,386,450
Florida — 6.3%
County of Escambia Florida, Refunding RB, Gulf
Power Co. Project, First Series, Mandatory Put Bonds,
2.00%, 4/01/39 (a)	9,000	9,032,760
Florida State Board of Education, GO, Refunding:
Public Education, Series C, 5.00%, 6/01/12	5,000	5,100,650
Series A, 5.00%, 1/01/14 (b)	12,820	13,981,748
Series A, 5.00%, 1/01/15 (b)	7,395	8,350,064
Florida State Department of Environmental Protection,
RB, Florida Forever, Series A, 5.00%, 7/01/13	4,675	4,982,288
Florida State Department of Environmental Protection,
Refunding RB, Series C, 4.00%, 7/01/12	8,500	8,659,205
Florida State Department of Transportation, Refunding RB,
Series A, 5.00%, 7/01/12	4,575	4,684,343
Highlands County Health Facilities Authority, RB, Hospital,
Adventist Health System/Sunbelt, Mandatory Put
Bonds, 3.95%, 11/15/32 (a)	6,000	6,136,320
Jacksonville Electric Authority Florida, Refunding RB,
St. Johns River Power Park System, Issue 2, Series 23,
3.00%, 10/01/12	5,920	6,043,018
		66,970,396
Georgia — 0.5%
De Kalb County School District, GO, 5.00%, 2/01/13	5,000	5,248,450
Hawaii — 0.9%
State of Hawaii, Refunding RB, AMT:
5.00%, 7/01/14	5,000	5,443,900
Series B, 5.00%, 7/01/13	4,000	4,252,080
		9,695,980

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the		EDC	Economic Development Corp.	ISD	Independent School District
Schedules of Investments, the names and		ERB	Education Revenue Bonds	LRB	Lease Revenue Bonds
descriptions of many of the securities have been		ERS	Extendible Reset Securities	M/F	Multi-Family
abbreviated according to the following list:		Fannie Mae	Federal National Mortgage Association	MRB	Mortgage Revenue Bonds
		FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
ACA	American Capital Access Corp.	FHA	Federal Housing Administration	PCRB	Pollution Control Revenue Bonds
AGC	Assured Guaranty Corp.	Freddie Mac	Federal Home Loan Mortgage Corporation	PILOT	Payment in Lieu of Taxes
AGM	Assured Guaranty Municipal Corp.	GARB	General Airport Revenue Bonds	PSF-GTD	Permanent School Fund Guaranteed
AMBAC	American Municipal Bond Assurance Corp.	Ginnie Mae	Government National Mortgage Association	RB	Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	S/F	Single-Family
ARB	Airport Revenue Bonds	HDA	Housing Development Agency	SAN	State Aid Notes
BHAC	Berkshire Hathaway Assurance Corp.	HFA	Housing Finance Agency	SONYMA	State of New York Mortgage Agency
CAB	Capital Appreciation Bonds	HRB	Housing Revenue Bonds	Syncora	Syncora Guarantee
CIFG	CDC IXIS Financial Guaranty	IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation	IDB	Industrial Development Board
EDA	Economic Development Authority	IDRB	Industrial Development Revenue Bonds

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	15

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Idaho — 0.9%
Idaho Housing & Finance Association, RB, Unemployment
Compensation, 5.00%, 8/15/14	$8,585	$9,503,337
Illinois — 5.2%
City of Chicago Illinois, RB, O’Hare International Airport,
General, Third Lien, Series A, 5.00%, 1/01/13	12,355	12,856,984
Illinois Finance Authority, RB, University of Chicago,
Series B, 5.00%, 7/01/13	2,000	2,136,460
Railsplitter Tobacco Settlement Authority, RB,
4.00%, 6/01/13	12,690	13,183,006
Regional Transit Authority, Refunding RB, ERS, VRDN,
Series B, 0.90%, 6/01/25	18,800	18,800,000
State of Illinois, GO:
Refunding, 5.00%, 1/01/13	2,555	2,654,108
Series B, 5.00%, 3/01/13	5,340	5,578,538
		55,209,096
Indiana — 0.7%
Indiana Finance Authority, RB, Water Utilities, Citizens
Energy Group Project, 3.00%, 10/01/14	5,000	5,178,100
Indiana Health Facility Financing Authority, RB, Ascension
Health, Series A1, 5.00%, 11/01/27 (a)	2,265	2,392,814
		7,570,914
Iowa — 0.7%
Iowa Higher Education Loan Authority, RB, Private
College Facility:
4.00%, 12/01/12	1,500	1,551,975
4.00%, 12/01/13	1,150	1,229,695
Iowa Student Loan Liquidity Corp., RB, Senior Series A-1,
AMT, 3.10%, 12/01/14	5,000	4,966,500
		7,748,170
Kansas — 1.2%
Johnson County Unified School District No. 229 Blue
Valley, GO, Refunding, Series B, 4.00%, 10/01/13	6,745	7,173,577
Kansas State Department of Transportation, Refunding RB,
Series A, 5.00%, 9/01/12	5,000	5,160,100
		12,333,677
Kentucky — 1.7%
Kentucky Economic Development Finance Authority,
Refunding RB, Baptist Healthcare System, Series A,
5.00%, 8/15/12	2,650	2,719,483
Louisville/Jefferson County Metropolitan Government,
Refunding RB, Louisville Gas & Electric Project,
Mandatory Put Bonds, 1.90%, 10/01/33 (a)	15,000	15,046,350
		17,765,833
Louisiana — 2.4%
State of Louisiana, GO, Refunding:
Series A (NPFGC), 5.00%, 8/01/14	12,000	13,359,360
Series B, 5.00%, 4/15/12	4,220	4,279,164
State of Louisiana, GO, Series A, 5.00%, 5/01/13	7,075	7,516,056
		25,154,580
Maine — 0.1%
Maine Municipal Bond Bank, RB, Series D,
5.00%, 11/01/12	1,460	1,518,385
Massachusetts — 3.7%
Commonwealth of Massachusetts, GO:
Consolidated Loan, Series A, 5.00%, 8/01/12	1,180	1,213,323
Consolidated Loan, Series B, 5.00%, 8/01/15	2,500	2,870,250
Commonwealth of Massachusetts, GO, Refunding,
Consolidated Loan, Series D (NPFGC):
5.50%, 11/01/12	4,235	4,422,526
6.00%, 11/01/13	5,000	5,510,300

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Bay Transportation Authority, Refunding RB,
General Transportation System, Series A (NPFGC),
5.80%, 3/01/12	$3,745	$3,780,203
Massachusetts State Department of Transportation,
Refunding RB, Senior Series B, 5.00%, 1/01/14	12,155	13,106,615
University of Massachusetts Building Authority, RB,
Senior Series 1, 5.00%, 11/01/13	7,555	8,176,021
		39,079,238
Michigan — 0.6%
City of Detroit Michigan, Refunding RB, Series C (NPFGC),
5.00%, 7/01/14	2,500	2,694,925
State of Michigan, GO Refunding, 5.25%, 12/01/12	3,000	3,134,820
		5,829,745
Minnesota — 2.1%
State of Minnesota, GO, Various Purpose, Series H,
5.00%, 11/01/12	15,000	15,592,500
State of Minnesota, GO, Refunding, State Various
Purpose, Series D, 5.00%, 8/01/14	6,000	6,689,580
		22,282,080
Missouri — 0.2%
County of Jackson Missouri, RB, Harry S. Truman Sports
Complex (AMBAC), 5.00%, 12/01/12	2,000	2,073,360
Nebraska — 0.3%
Nebraska Public Power District, Refunding RB, General,
Series B-1 (NPFGC), 5.00%, 1/01/14	3,000	3,254,850
Nevada — 1.2%
Clark County School District, GO, Limited Tax, Building,
Series C, 5.00%, 6/15/13	6,305	6,708,646
Clark County School District, GO, Refunding, Series B
(NPFGC), 5.00%, 6/15/12	6,000	6,127,620
		12,836,266
New Jersey — 6.9%
County of Essex New Jersey, GO, Improvement, Series A,
5.00%, 8/01/13	2,290	2,441,117
Gloucester County Improvement Authority, Refunding RB,
Waste Management Inc. Project, Series A, Mandatory
Put Bonds, 2.63%, 12/01/29 (a)	4,625	4,687,160
New Jersey Building Authority, Refunding RB, Series A,
5.00%, 6/15/15	13,880	15,553,095
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/14	7,250	7,622,143
Meridian Health, 5.00%, 7/01/14	2,000	2,160,020
New Jersey State Housing & Mortgage Finance Agency,
RB, Series B (AGM), 1.15%, 11/01/12	6,800	6,826,180
New Jersey Transportation Trust Fund Authority, RB,
Transportation, Series B, 5.00%, 6/15/15	1,825	2,041,701
New Jersey Transportation Trust Fund Authority, Refunding
RB, Transportation System, Series B (NPFGC),
5.25%, 12/15/12	4,990	5,212,853
State of New Jersey, GO, Refunding:
4.00%, 8/01/12	7,115	7,272,099
Series Q, 4.00%, 8/15/13	18,000	19,056,960
		72,873,328
New Mexico — 0.8%
New Mexico Finance Authority, Refunding RB, Senior Lien,
Series A, 5.00%, 6/15/13	8,000	8,546,080

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 12.9%
City of New York New York, GO, Refunding:
Series B, 5.00%, 8/01/13	$22,750	$24,376,625
Series B (NPFGC), 5.75%, 8/01/13	3,050	3,146,715
Series C, 5.00%, 8/01/13	8,225	8,813,087
Series D, 5.00%, 2/01/13	2,000	2,099,180
Series H, 5.00%, 8/01/12	3,400	3,493,228
Long Island Power Authority, RB, Series 2010A,
5.00%, 5/01/14	4,400	4,794,328
New York City Transitional Finance Authority, Future Tax
Secured, Sub-Series E, RB:
4.00%, 11/01/12	3,000	3,095,760
5.00%, 11/01/13	2,000	2,168,740
New York City Transitional Finance Authority, Refunding RB,
Future Tax Secured, Sub-Series D-2, 5.00%, 11/01/12	20,315	21,137,961
New York State Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 3/15/15	5,560	6,295,866
General Purpose, Series E, 5.00%, 2/15/13	5,865	6,175,904
New York State Dormitory Authority, Refunding RB, State
University Educational Facilities, 3rd General Resolution,
Series B, Mandatory Put Bonds, 5.25%, 11/15/23 (a)	6,000	6,106,920
New York State Energy Research & Development Authority,
Refunding RB, Consolidated Edison Co. of New York Inc.
Project, Mandatory Put Bonds, AMT, 1.45%, 6/01/36 (a)	5,000	5,022,550
New York State Environmental Facilities Corp., RB,
Waste Management Inc. Project, Series A, Mandatory
Put Bonds, 2.50%, 7/01/17 (a)	5,000	5,051,200
New York State Local Government Assistance Corp.,
Refunding RB, Sub Lien, Series A, 5.00%, 4/01/15	7,000	7,973,560
New York State Thruway Authority, Refunding RB:
General, Second Series B (NPFGC), 5.00%, 4/01/13	5,550	5,875,563
Series A, 5.00%, 4/01/12	5,000	5,061,250
New York State Urban Development Corp., Refunding RB,
Service Contract, Series A-1, 5.00%, 1/01/13	7,320	7,659,648
Port Authority of New York & New Jersey, RB,
Consolidated, 169th Series, 5.00%, 10/15/15	2,680	3,026,417
State of New York, GO, Refunding, Series C,
5.00%, 4/15/12	5,285	5,360,153
		136,734,655
North Carolina — 3.3%
County of Mecklenburg, GO, Refunding, Series C,
5.00%, 2/01/13	9,400	9,886,074
State of North Carolina, GO, Public Improvement,
Series A, 5.00%, 3/01/13	9,000	9,499,950
State of North Carolina, RB, Series A, 5.00%, 5/01/13	8,055	8,552,719
State of North Carolina, Refunding RB, Series B,
4.00%, 11/01/14	4,905	5,379,068
University of North Carolina at Chapel Hill, RB, Series A,
4.00%, 2/01/13	1,605	1,659,650
		34,977,461
Ohio — 1.4%
Ohio Air Quality Development Authority, Refunding
PCRB, FirstEnergy, Series D, Mandatory Put Bonds,
4.75%, 8/01/29 (a)	10,000	10,170,400
Ohio State University, Refunding RB, Series A,
5.00%, 12/01/12	4,000	4,173,800
		14,344,200
Oklahoma — 0.8%
Oklahoma Turnpike Authority, Refunding RB, Second
Senior, Series A, 5.00%, 1/01/15	7,875	8,871,896
Oregon — 0.5%
City of Portland Oregon, Refunding RB, Second Lien,
Series A, 5.00%, 3/01/14	4,950	5,427,873

Municipal Bonds	Par (000)	Value

Pennsylvania — 5.0%
City of Philadelphia Pennsylvania, Refunding RB:
Airport Revenue, Series A, AMT, 5.00%, 6/15/15	$2,550	$2,794,877
Series A (AGM), 5.00%, 6/15/13	9,000	9,591,120
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 3/15/13	7,455	7,879,711
First Series A, 5.00%, 2/15/13	8,280	8,720,082
Refunding, First Series (NPFGC), 5.00%, 2/01/15	7,605	8,269,753
Pennsylvania Economic Development Financing
Authority, RB:
Convention Center Project, Series A, 5.00%, 6/15/12	4,000	4,080,400
Waste Management Inc. Project, 2.75%, 9/01/13 (a)	4,250	4,333,682
Waste Management Inc. Project, Mandatory Put
Bonds, 2.63%, 12/01/33 (a)	3,500	3,547,040
Pennsylvania Intergovernmental Cooperation Authority,
Special Tax Bonds, Refunding, Philadelphia Funding
Program, 5.00%, 6/15/13	3,085	3,288,703
		52,505,368
South Carolina — 1.2%
South Carolina Transportation Infrastructure Bank,
Refunding RB, Series A (AMBAC), 5.00%, 10/01/15	5,440	6,155,142
State of South Carolina, GO, State Highway, Series B,
4.50%, 4/01/12	6,000	6,065,820
		12,220,962
Tennessee — 1.2%
Metropolitan Government of Nashville & Davidson County
Tennessee, Refunding RB (NPFGC), 5.00%, 1/01/14	8,110	8,829,519
Shelby County, GO, Refunding, Series A (AMBAC):
5.00%, 4/01/12	40	40,486
5.00%, 4/01/12	3,960	4,008,391
		12,878,396
Texas — 8.5%
City of El Paso Texas, Refunding RB, Series A,
4.00%, 3/01/14	2,000	2,146,380
City of Houston Texas, Sub Lien, Refunding RB:
Series A, AMT, 5.00%, 7/01/14	4,000	4,306,880
Series B, 5.00%, 7/01/14	1,500	1,639,740
County of Harris Texas, Refunding RB, Toll Road,
Senior Lien, Series B-1 (NPFGC), 5.00%, 8/15/14	1,295	1,439,393
Dallas Independent School District, GO, Refunding,
4.00%, 2/15/15	2,200	2,425,082
Gulf Coast Waste Disposal Authority, RB, BP Products
North America, Inc. Project, 2.30%, 1/01/42 (a)	4,615	4,699,270
Harris County Cultural Education Facilities Finance
Corp., RB, Methodist Hospital System, Series B,
5.25%, 12/01/14	2,600	2,909,712
Harris County Cultural Education Facilities Finance Corp.,
Refunding RB, Methodist Hospital System:
5.00%, 6/01/12	3,450	3,514,515
5.00%, 6/01/13	10,000	10,620,900
Lower Colorado River Authority, RB, LCRA Transmission
Service (AGM), 5.38%, 5/15/12	3,475	3,541,824
Lower Colorado River Authority, Refunding RB:
5.00%, 5/15/13	6,000	6,355,200
5.00%, 5/15/14	5,000	5,486,900
Series A, 5.00%, 5/15/14	3,590	3,939,594
North Texas Tollway Authority, RB, System, First Tier,
Series L-2, Mandatory Put Bonds, 6.00%, 1/01/38 (a)	3,700	3,887,553
State of Texas, GO, Refunding, Public Finance Authority:
5.00%, 10/01/12	11,170	11,571,785
Series A, 5.00%, 10/01/12	3,500	3,627,505
Texas A&M University, RB, Financing System, Series D,
5.00%, 5/15/13	3,325	3,538,132

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	17

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas A&M University, Refunding RB, Financing System,
Series B, 5.00%, 5/15/12	$4,000	$4,072,040
Texas Public Finance Authority, RB, Unemployment
Compensation, Series A, 5.00%, 7/01/13	10,000	10,697,900
		90,420,305
Utah — 0.7%
City of Riverton Utah, RB, IHC Health Services, Inc.,
5.00%, 8/15/13	1,400	1,499,876
State of Utah, GO, Series C, 3.00%, 7/01/12	5,500	5,578,760
		7,078,636
Virginia — 5.0%
County of Fairfax Virginia, GO:
Refunding, Public Improvement, Series A,
5.25%, 4/01/12	3,940	3,990,708
Series D, 5.00%, 10/01/13	10,000	10,821,000
Louisa IDA, RB, Virginia Electric & Power Co. Project,
Series A, Mandatory Put Bonds, AMT,
2.50%, 3/01/31 (a)	20,000	20,335,400
Virginia Public Building Authority, RB:
Series B, 5.00%, 8/01/12	7,185	7,387,977
Series C, 5.00%, 8/01/12	1,000	1,028,250
Virginia Public School Authority, RB, School Educational
Technology Notes, Series IX, 5.00%, 4/15/12	4,065	4,122,926
Virginia Public School Authority, Refunding RB, Series A,
5.00%, 8/01/12	1,000	1,028,610
Virginia Resources Authority, Refunding RB, Series A,
4.00%, 10/01/12	4,145	4,262,925
		52,977,796
Washington — 1.5%
City of Seattle Washington, GO, Refunding, Limited Tax,
Series B, 5.00%, 8/01/13	5,000	5,371,800
City of Seattle Washington, Refunding RB, Improvement,
Series B, 5.00%, 2/01/14	10,000	10,940,300
		16,312,100
Total Long-Term Investments
(Cost — $1,027,107,116) — 97.9%		1,036,715,376

Short-Term Securities	Par (000)	Value
Georgia — 1.0%
Burke County Development Authority, Refunding RB,
Georgia Power Co. Plant Vogtle Project, Mandatory
Put Bonds, 0.80%, 6/21/12 (a)	$10,535	$10,545,113
Michigan — 0.3%
Michigan Finance Authority, RB, Series C-2,
2.00%, 8/20/12	3,000	3,033,270

	Shares
Money Market — 1.6%
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	16,944,113	16,944,113
Total Short-Term Securities
(Cost — $30,510,790) — 2.9%		30,522,496
Total Investments (Cost — $1,057,617,906) — 100.8%		1,067,237,872
Liabilities in Excess of Other Assets — (0.8)%		(8,575,169)
Net Assets — 100.0%		$1,058,662,703

(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith	$22,249,628	$82,184

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at December 31, 2011	Income
FFI Institutional
Tax-Exempt Fund	1,487,006	15,457,107	16,944,113	$547

(e)	Represents the current yield as of report date.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,036,715,376	—	$1,036,715,376
Short-Term Securities	$16,944,113	13,578,383	—	30,522,496
Total	$16,944,113	$1,050,293,759	—	$1,067,237,872

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	19

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.0%
Alabama State Docks Department, Refunding RB,
6.00%, 10/01/40	$15,500	$16,700,475
Birmingham Special Care Facilities Financing Authority,
RB, Children’s Hospital (AGC):
6.00%, 6/01/34	1,185	1,325,328
6.00%, 6/01/39	15,090	16,710,364
Courtland IDB Alabama, RB, International Paper Co.
Projects, Series A, 6.25%, 11/01/33	2,590	2,762,986
Courtland IDB, Refunding RB, AMT:
Champion International Corp. Project,
6.00%, 8/01/29	195	195,026
International Paper Co., Series B, 6.25%, 8/01/25	750	768,915
Prattville Industrial Development Board, RB, Recovery
Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,605,750
		42,068,844
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek
Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,349,840
6.00%, 9/01/32	5,250	5,989,357
		8,339,197
Arizona — 0.3%
Maricopa County & Phoenix Industrial Development
Authorities, Refunding RB, S/F, Series A-2, AMT
(Ginnie Mae), 5.80%, 7/01/40	1,845	1,902,435
Maricopa County IDA Arizona, RB, Arizona Charter Schools
Project, Series A, 6.75%, 7/01/29	3,100	2,098,514
Peoria Improvement District No. 8401 Arizona, Special
Assessment Bonds, No. 8802, 7.20%, 1/01/13	510	519,363
Pima County IDA, IDRB, Tucson Electric Power, Series A,
6.38%, 9/01/29	4,065	4,152,194
Pinal County IDA Arizona, RB, San Manuel Facility Project,
AMT, 6.25%, 6/01/26	500	459,710
Prescott Valley Improvement District Arizona, Special
Assessment Bonds, Sewer Collection System Roadway
Repair, 7.90%, 1/01/12	60	60,011
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	3,000	3,049,440
5.75%, 7/15/24	2,125	2,255,284
		14,496,951
California — 16.2%
ABAG Finance Authority for Nonprofit Corps, Refunding RB,
Sharp Healthcare, 6.25%, 8/01/39	9,000	9,779,400
California Health Facilities Financing Authority, RB:
Catholic Healthcare West Series A, 6.00%, 7/01/34	5,100	5,273,094
Catholic Healthcare West, Series J, 5.63%, 7/01/32	16,025	16,698,050
Sutter Health, Series A, 5.25%, 11/15/46	12,405	12,566,885
California Health Facilities Financing Authority,
Refunding RB:
Series A, 6.00%, 7/01/39	11,905	12,920,973
Series B, 6.00%, 8/15/42	21,340	23,541,861
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,325	11,029,888
California State Public Works Board, RB, Various
Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	13,625	14,766,094
Sub-Series I-1, 6.13%, 11/01/29	10,000	11,111,200
Sub-Series I-1, 6.38%, 11/01/34	11,680	12,929,059
Sub-Series I-1, 6.63%, 11/01/34	5,485	6,173,861
California Statewide Communities Development
Authority, RB:
Health Facility, Memorial Health Services, Series A,
6.00%, 10/01/23	9,880	10,272,236
Kaiser Permanente, Series B, 5.25%, 3/01/45	10,000	10,111,100
Sutter Health, Series A, 6.00%, 8/15/42	10,190	11,241,404

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority,
Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	$2,985	$3,133,534
Series E, 5.50%, 7/01/31	1,920	2,012,678
Chula Vista Community Facilities District California,
Special Tax Bonds, District No. 06-1, Eastlake-Woods,
Improvement Area A, 6.15%, 9/01/26	3,215	3,250,654
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	5,850	6,547,964
City of Newport Beach California, RB, Hoag Memorial
Hospital Presbyterian, 6.00%, 12/01/40	7,485	8,522,945
City of San Jose California, RB:
California Airport, Series A-1, AMT, 5.75%, 3/01/34	6,000	6,313,740
Convention Center Expansion & Renovation Project,
6.50%, 5/01/36	1,510	1,650,098
Convention Center Expansion & Renovation Project,
6.50%, 5/01/42	5,130	5,586,160
City of San Jose California, Refunding RB, Series A, AMT
(AMBAC), 5.50%, 3/01/32	6,275	6,438,903
County of Sacramento California, RB, Subordinated and
Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,745	18,196,624
6.00%, 7/01/41	13,215	14,263,875
Cucamonga Valley Water District, Refunding RB,
5.38%, 9/01/35	26,315	29,325,436
East Bay Municipal Utility District, Refunding RB,
Sub-Series A, 5.00%, 6/01/36	10,400	11,307,400
Grossmont Healthcare District, GO, Election of 2006,
Series B, 6.13%, 7/15/40	3,500	4,017,685
Los Angeles Department of Water & Power, RB, System,
Series A, 5.25%, 7/01/39	40,000	44,290,800
Los Angeles Municipal Improvement Corp., RB, Real
Property, Series E:
6.00%, 9/01/34	4,540	4,967,986
6.00%, 9/01/39	9,450	10,360,129
Metropolitan Water District of Southern California, RB,
Series A:
5.00%, 10/01/27	15,000	18,593,700
5.00%, 7/01/37	10,000	10,796,800
Modesto Irrigation District, COP, Capital Improvements,
Series A, 6.00%, 10/01/39	11,680	12,790,768
Orange County Sanitation District, COP, Series A,
5.00%, 2/01/35	10,000	10,713,400
Orange County Water District, COP:
Refunding, 5.00%, 8/15/39	15,000	16,118,400
Series B (NPFGC), 5.00%, 8/15/34	10,000	10,175,900
San Francisco City & County Airports Commission, RB,
Series E, 6.00%, 5/01/39	24,300	27,378,567
San Francisco City & County Airports Commission,
Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,629,483
5.75%, 5/01/23	17,000	19,294,320
San Francisco City & County Public Utilities Commission,
RB, WSIP Sub-Series A, 5.00%, 11/01/37	20,000	21,427,200
San Francisco City & County Redevelopment Agency,
Special Tax Bonds, Community Facilities District
No. 6-Mission, Series A:
6.00%, 8/01/21	5,000	5,005,200
6.00%, 8/01/25	2,550	2,551,479
San Francisco Uptown Parking Corp. California, RB,
Union Square (NPFGC), 6.00%, 7/01/20	1,075	1,100,886
San Joaquin County Transportation Authority, RB, Limited
Tax Measure K, Series A, 6.00%, 3/01/36	12,830	14,878,823
San Jose Financing Authority, RB, Civic Center Project,
Series B (AMBAC), 5.00%, 6/01/32	9,060	9,085,821
San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,210,000

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purpose:
6.50%, 4/01/33	$40,000	$47,642,000
6.00%, 4/01/35	4,385	4,949,744
6.00%, 4/01/38	35,665	40,114,565
Tahoe-Truckee Unified School District, GO, School Facility
Improvement District 2, Election of 2002, Series A
(NPFGC), 5.25%, 8/01/29	2,535	2,651,204
Tuolumne Wind Project Authority, RB, Tuolumne Co.
Project, Series A, 5.88%, 1/01/29	19,355	21,829,343
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,640,255
		668,179,574
Colorado — 0.4%
Colorado Health Facilities Authority, RB, Catholic Health
Initiatives, Series D, 6.25%, 10/01/33	4,315	4,805,961
Colorado Housing & Finance Authority, RB, S/F Program,
Senior Series B-3, 6.55%, 10/01/16	65	67,688
Colorado Housing & Finance Authority, Refunding RB,
S/F Program:
Senior Series A-2, AMT, 7.50%, 4/01/31	105	106,856
Senior Series A-3, 7.35%, 10/01/30	50	52,411
Senior Series C-3 (FHA), 6.75%, 10/01/21	160	161,971
Senior Series C-3 (FHA), 7.15%, 10/01/30	40	40,735
Series B-2, AMT, 7.10%, 4/01/17	35	36,250
Series B-2, AMT, 7.25%, 10/01/31	375	384,866
Series C-2, AMT (FHA), 7.25%, 10/01/31	150	150,717
Plaza Metropolitan District No. 1 Colorado, Tax Allocation
Bonds, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	7,700	7,906,437
Subordinate, 8.13%, 12/01/25	1,885	1,790,863
		15,504,755
Connecticut — 0.1%
Connecticut State Development Authority, RB, Bridgeport,
AMT (AMBAC), 6.15%, 4/01/35	1,250	1,250,150
Connecticut State Health & Educational Facility
Authority, RB, Bridgeport Hospital, Series A (NPFGC),
6.63%, 7/01/18	1,000	1,007,890
		2,258,040
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian
River Project, 6.00%, 10/01/40	15,000	15,227,400
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	23,747,462
District of Columbia Water & Sewer Authority, RB, Series A:
6.00%, 10/01/35	12,630	15,126,572
5.50%, 10/01/39	6,475	7,136,939
		46,010,973
Florida — 5.2%
Anthem Park Community Development District, Special
Assessment Bonds, 5.80%, 5/01/36 (a)(b)	1,815	1,081,359
City of Jacksonville Florida, RB, Series A:
5.25%, 10/01/32	3,775	4,162,353
5.25%, 10/01/33	3,975	4,352,585
City of Tampa Florida, RB, Refunding (AGM),
6.00%, 10/01/16	1,455	1,778,941
County of Escambia Florida, RB, International Paper Co.
Projects, Series B, 6.25%, 11/01/33	7,500	8,000,925
County of Miami-Dade Florida, GO, Building Better
Communities Program:
Series B, 6.38%, 7/01/28	9,300	10,623,483
Series B-1, 5.75%, 7/01/33	2,400	2,639,832
Series B-1, 6.00%, 7/01/38	30,000	33,642,600

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB, Miami International
Airport, Series A, AMT (AGC):
5.50%, 10/01/26	$7,000	$7,415,730
5.50%, 10/01/27	5,495	5,804,973
County of Miami-Dade Florida, Refunding RB, Series C,
6.00%, 10/01/23	25,000	30,331,750
Fiddlers Creek Community Development District
No. 2, Special Assessment Bonds, Series A,
6.38%, 5/01/35 (a)(b)	6,850	3,592,140
Florida Housing Finance Corp., Refunding RB, AMT,
Homeowner Mortgage, Series 1 (Ginnie Mae),
6.00%, 7/01/39	3,000	3,016,620
Florida Ports Financing Commission, Refunding RB, State
Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	10,000	10,949,400
5.38%, 10/01/29	1,650	1,803,731
Harbor Bay Community Development District Florida,
Special Assessment Bonds, Series A, 7.00%, 5/01/33	935	933,850
Highland Meadows Community Development
District, Special Assessment Bonds, Series A,
5.50%, 5/01/36 (a)(b)	1,090	426,332
Highlands County Health Facilities Authority, RB, Adventist
Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,460,657
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	6,000	5,414,160
Series B, 7.13%, 4/01/30	7,750	6,993,290
Jacksonville Electric Authority Florida, RB:
Scherer 4 Project, Series A, 6.00%, 10/01/37	11,225	12,094,039
Sub-Series A, 5.63%, 10/01/32	10,525	11,559,818
Sub-Series A, 5.50%, 10/01/39	10,000	10,407,000
Jacksonville Port Authority, RB, AMT (AGC),
6.00%, 11/01/38	8,240	8,344,483
Lexington Oaks Community District, Special Assessment
Bonds, Series A, 6.70%, 5/01/12 (c)	1,030	1,060,076
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	6,000	6,250,080
State of Florida, GO, Series A:
5.75%, 7/01/28	3,890	4,438,334
5.38%, 6/01/33	4,000	4,435,400
5.50%, 6/01/38	4,790	5,319,247
Sterling Hill Community Development District,
Special Assessment Bonds, Refunding, Series B,
5.50%, 11/01/10 (a)	165	115,574
Watergrass Community Development District, Special
Assessment Bonds, Series B:
5.13%, 11/01/14	1,000	688,320
6.96%, 11/01/17	1,820	1,671,379
		214,808,461
Georgia — 2.3%
City of Atlanta Georgia, Refunding RB, General, Series C,
6.00%, 1/01/30	30,000	35,393,400
DeKalb County Hospital Authority Georgia, RB, Dekalb
Medical Center Inc. Project, 6.13%, 9/01/40	4,285	4,407,808
Forsyth County School District, GO, 6.70%, 7/01/12	230	236,380
Fulton County Residential Care Facilities for the Elderly
Authority, Refunding RB, Canterbury Court Project,
Series A, 6.00%, 2/15/22	2,250	2,152,845
Municipal Electric Authority of Georgia, RB, Series Y
(AMBAC):
6.40%, 1/01/13	5,740	5,872,651
6.40%, 1/01/13 (c)	195	200,911
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,910,000
Series EE (AMBAC), 7.00%, 1/01/25	20,000	27,186,600

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	21

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Richmond County Development Authority, RB, Recovery
Zone Facility, International Paper Co., Series B,
6.25%, 11/01/33	$3,625	$3,867,114
Rockdale County Development Authority, RB, Visy Paper
Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,049,200
		96,276,909
Illinois — 8.3%
Bolingbrook Special Service Area No. 1, Special
Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	849,140
Chicago Board of Education Illinois, Unlimited Tax, GO,
Series A, 5.50%, 12/01/39	29,205	31,886,603
Chicago Transit Authority, RB, Federal Transit Administration
Section 5309, Series A (AGC), 6.00%, 6/01/26	15,000	17,246,550
City of Chicago Illinois, ARB, General, Third Lien,
Series B-2, AMT:
(NPFGC), 6.00%, 1/01/27	17,690	18,517,184
(Syncora), 6.00%, 1/01/29	55,000	57,463,450
City of Chicago Illinois, RB:
General, Third Lien, Series C, 6.50%, 1/01/41	24,125	28,209,604
Series A (BHAC), 5.50%, 1/01/38	3,000	3,233,070
County of Cook Illinois, RB, Navistar International Corp.
Project, Recovery Zone Facility, 6.50%, 10/15/40	8,500	8,842,040
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D,
6.50%, 11/01/38	6,920	7,726,180
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	3,500	3,717,840
Community Rehabilitation, 6.50%, 7/01/22 (c)	1,730	1,801,760
Community Rehabilitation Providers Facilities,
Series A, 6.50%, 7/01/22	1,410	1,279,265
DePaul University, Series A, 6.13%, 10/01/40	11,660	12,875,672
Navistar International, Recovery Zone,
6.50%, 10/15/40	11,100	11,541,225
Northwestern Memorial Hospital, Series B,
6.00%, 8/15/39	1,200	1,249,752
Roosevelt University Project, 6.50%, 4/01/39	8,000	8,466,480
Rush University Medical Center Obligation Group,
Series A, 7.25%, 11/01/30	6,900	7,887,666
Rush University Medical Center Obligation Group,
Series B, 7.25%, 11/01/30	5,280	6,035,779
Rush University Medical Center, Series C,
6.38%, 11/01/29	2,860	3,117,114
University of Chicago, Series B, 6.25%, 7/01/38	25,000	28,983,250
Illinois Finance Authority, Refunding RB:
Carle Foundation, Series A, 6.00%, 8/15/41	2,450	2,553,439
Central DuPage Health, Series B, 5.50%, 11/01/39	4,200	4,409,412
Northwestern Memorial Hospital, Series A,
6.00%, 8/15/39	29,530	32,742,273
OSF Healthcare System, System A, 7.00%, 11/15/27	3,335	3,527,763
OSF Healthcare System, System A, 7.13%, 11/15/35	1,870	1,966,361
OSF Healthcare System, System A, 6.00%, 5/15/39	10,000	10,488,500
Railsplitter Tobacco Settlement Authority, RB,
6.00%, 6/01/28	13,765	14,831,237
Village of Hodgkins Illinois, RB, Metropolitan Biosolids
Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,006,000
Village of Wheeling Illinois, Tax Allocation Bonds, North
Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,440	1,367,770
		342,822,379
Indiana — 2.4%
Indiana Finance Authority, RB, Trinity Health, Series A,
5.63%, 12/01/38	12,000	12,882,240
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B,
6.00%, 8/01/39	11,000	12,229,140
Improvement, U.S. Steel Corp., 6.00%, 12/01/26	12,715	12,665,920
Parkview Health System, Series A, 5.75%, 5/01/31	1,520	1,621,840

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, RB, Series B:
5.75%, 1/01/34	$700	$740,229
6.00%, 1/01/39	17,620	19,560,843
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/38	21,900	23,889,177
5.75%, 1/01/38	12,800	14,049,920
		97,639,309
Iowa — 0.8%
Iowa Finance Authority, RB, Series A (AGC),
5.63%, 8/15/37	5,600	5,976,432
Iowa Student Loan Liquidity Corp., RB, AMT, Senior,
Series A-2:
5.40%, 12/01/24	15,000	15,416,850
5.50%, 12/01/25	10,000	10,276,600
		31,669,882
Kansas — 0.0%
Sedgwick & Shawnee Counties Kansas, RB,
Mortgage-Backed Securities, Series A1, AMT
(Ginnie Mae), 6.95%, 6/01/29	570	581,280
Kentucky — 0.6%
Kentucky Economic Development Finance Authority,
RB, Louisville Arena, Sub-Series A-1 (AGC),
6.00%, 12/01/42	2,500	2,675,325
Kentucky Economic Development Finance Authority,
Refunding RB, Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	16,200	17,189,010
Kentucky State Property & Building Commission,
Refunding RB, 5.50%, 11/01/28	2,650	2,955,969
		22,820,304
Louisiana — 0.9%
Louisiana HFA, RB, S/F, Series D-2, AMT (Ginnie Mae),
5.80%, 6/01/20	105	108,008
Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, Westlake
Chemical Corp.:
Projects, 6.75%, 11/01/32	5,000	5,278,600
Series A, 6.50%, 8/01/29	11,070	11,847,003
Series A-1, 6.50%, 11/01/35	16,835	17,739,040
New Orleans Aviation Board Louisiana, Refunding RB,
GARB Restructuring (AGC), 6.00%, 1/01/23	1,370	1,624,053
		36,596,704
Maine — 0.4
Maine Health & Higher Educational Facilities Authority,
RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	13,712,538
6.95%, 7/01/41	2,130	2,254,392
		15,966,930
Maryland — 0.3%
Maryland Community Development Administration, HRB,
Series B, AMT, 6.15%, 1/01/21	445	445,743
Maryland Health & Higher Educational Facilities Authority,
RB, University of Maryland Medical System, Series B
(NPFGC), 7.00%, 7/01/22	4,400	5,293,904
Maryland Health & Higher Educational Facilities Authority,
Refunding RB, Charlestown Community, 6.25%, 1/01/41	6,000	6,342,300
		12,081,947

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 0.3%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A,
7.00%, 7/01/42	$1,375	$1,477,850
Linden Ponds Inc. Facility, Series A-1,
6.25%, 11/15/39	705	513,092
Linden Ponds Inc. Facility, Series A-2,
5.50%, 11/15/46	38	22,877
Linden Ponds Inc. Facility, Series B,
0.00%, 11/15/56 (d)	187	942
Massachusetts Housing Finance Agency, RB:
Rental Mortgage, Series C, AMT (AGM),
5.60%, 1/01/45	4,000	4,011,160
Series B, 7.00%, 12/01/38	4,585	5,124,104
		11,150,025
Michigan — 1.8%
City of Detroit Michigan, RB, Second Lien, Water Supply
System, Series B (AGM):
6.25%, 7/01/36	1,690	1,917,964
7.00%, 7/01/36	2,375	2,832,900
City of Detroit Michigan, Refunding RB, Second Lien
(BHAC), Sewage Disposal System, Series E,
5.75%, 7/01/31	4,025	4,407,939
Eastern Michigan University, Refunding RB, General
(AMBAC), 6.00%, 6/01/24	415	416,556
Lansing Board of Water & Light, RB, Series A,
5.50%, 7/01/41	6,485	7,264,043
Michigan State Building Authority, Refunding RB, Facilities
Program, Series I:
6.00%, 10/15/38	12,230	13,625,198
6.25%, 10/15/38	7,500	8,470,650
Michigan State HDA, RB, Series C, 5.50%, 12/01/28	1,800	1,854,918
Michigan Strategic Fund, Refunding RB, Detroit Edison Co.
Project AMT (Syncora), 5.50%, 6/01/30	7,345	7,403,099
Royal Oak Hospital Finance Authority Michigan, Refunding
RB, William Beaumont Hospital:
8.25%, 9/01/39	18,130	21,730,618
Series W, 6.00%, 8/01/39	4,925	5,194,398
		75,118,283
Minnesota — 0.6%
City of Eden Prairie Minnesota, RB, Rolling Hills Project,
Series A (Ginnie Mae), 6.15%, 8/20/31	1,000	1,051,090
City of Minneapolis Minnesota, Refunding RB, Fairview
Health Services:
Series A, 6.75%, 11/15/32	5,820	6,535,394
Series B (AGC), 6.50%, 11/15/38	14,840	16,896,973
Ramsey County Housing & Redevelopment Authority
Minnesota, RB, Hanover Townhouses Project, AMT,
6.00%, 7/01/31	1,110	1,110,877
		25,594,334
Mississippi — 0.1%
County of Warren Mississippi, Refunding RB, International
Paper Co. Project, Series B, AMT, 6.75%, 8/01/21	1,700	1,702,499
Harrison County Wastewater Management District,
Refunding RB, Wastewater Treatment Facilities, Series A
(FGIC), 8.50%, 2/01/13 (c)	1,320	1,380,826
		3,083,325
Missouri — 0.1%
City of Fenton Missouri, Tax Allocation Bonds, Refunding,
Gravois Bluffs Redevelopment Project, 5.00%, 4/01/14	1,000	1,063,110
City of St. Louis Missouri, RB, Lambert-St. Louis
International, Series A-1, 6.25%, 7/01/29	1,175	1,286,707
		2,349,817

Municipal Bonds	Par (000)	Value
Nevada — 2.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts
Center, 6.00%, 4/01/34	$12,925	$14,607,059
City of Reno Nevada, Special Assessment Bonds,
Somerset Parkway, 6.63%, 12/01/22	1,600	1,560,544
Clark County Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,569,938
5.75%, 7/01/38	32,685	37,108,588
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	51,700	56,256,321
Nevada Housing Division, RB, Multi-Unit Housing,
Series A, AMT (Freddie Mac), 6.30%, 4/01/32	4,950	4,955,197
		118,057,647
New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority,
Refunding RB, Dartmouth Hitchcock, 6.00%, 8/01/38	6,810	7,464,645
New Jersey — 4.3%
Cape May County Industrial Pollution Control Financing
Authority, Refunding RB, Atlantic City Electric Co.,
Series A (NPFGC), 6.80%, 3/01/21	5,000	6,546,750
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM):
5.80%, 11/01/21	3,125	3,618,719
5.80%, 11/01/22	8,310	9,622,897
5.80%, 11/01/23	4,340	5,018,472
Monmouth County Improvement Authority, RB, Brookdale
Community College Project, 6.00%, 8/01/38	3,600	4,299,804
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	2,530	2,603,370
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	26,500	27,942,130
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,250	8,862,562
New Jersey Educational Facilities Authority, Refunding RB,
University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	2,870	3,508,632
7.50%, 12/01/32	9,200	10,911,384
New Jersey Health Care Facilities Financing Authority, RB,
AHS Hospital Corp., 6.00%, 7/01/41	11,800	13,079,356
New Jersey Higher Education Student Assistance Authority,
RB, Series 1, AMT:
5.50%, 12/01/25	950	1,005,034
5.75%, 12/01/27	500	531,840
5.75%, 12/01/28	450	477,207
New Jersey State Housing & Mortgage Finance Agency,
RB, Series AA:
6.38%, 10/01/28	1,830	2,027,732
6.50%, 10/01/38	2,750	2,977,893
New Jersey State Housing & Mortgage Finance Agency,
Refunding RB, Series B (AGM), 6.25%, 11/01/26	640	645,779
New Jersey State Turnpike Authority, RB, Series C (AGM),
5.00%, 1/01/30	13,500	14,385,735
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series A:
5.13%, 6/15/28	15,520	17,088,917
5.13%, 6/15/29	12,615	13,785,672
5.25%, 6/15/36	19,510	21,016,172
5.88%, 12/15/38	4,255	4,751,771
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	3,250	3,647,052
		178,354,880
New Mexico — 0.0%
County of Santa Fe New Mexico, RB (AGM),
6.00%, 2/01/27	250	302,337
New Mexico Mortgage Finance Authority, RB, S/F Mortgage
Program, Series D, AMT (Fannie Mae), 6.15%, 7/01/35	1,280	1,363,290
		1,665,627

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	23

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 8.2%
City of New York, New York, GO:
Series C (Syncora), 5.63%, 3/15/18	$5	$5,047
Series E-1, 6.25%, 10/15/28	10,100	12,075,459
City of Niagara Falls New York, GO, Public Improvement
(NPFGC), 6.90%, 3/01/24	5	5,011
Long Island Power Authority, Refunding RB,
6.00%, 5/01/33	49,775	56,828,117
Long Island Power Authority, Refunding RB, General,
Series A:
5.70%, 4/01/30	4,510	5,094,225
6.25%, 4/01/33	2,210	2,577,700
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	21,870	26,068,165
New York City Housing Development Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,739,804
6.88%, 11/01/38	7,785	8,649,291
New York City Industrial Development Agency, RB,
Special Needs Facilities Pooled Program, Series C-1,
6.00%, 7/01/12	530	530,488
New York City Municipal Water Finance Authority,
5.00%, 6/15/34	10,000	10,912,600
New York City Municipal Water Finance Authority, RB,
Fiscal 2009, Series A, 5.75%, 6/15/40	700	798,574
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	17,250	19,773,847
New York State Dormitory Authority, Refunding RB,
State University Educational Facilities, Series A,
7.50%, 5/15/13	3,000	3,269,010
New York State Environmental Facilities Corp., Refunding
RB, Revolving Funds, New York City Municipal Water
Project, Series K, 5.00%, 6/15/28	30,000	30,521,100
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	10,000	10,641,200
New York State Urban Development Corp.:
5.00%, 3/15/26	20,925	24,265,885
5.00%, 3/15/27	22,085	25,499,562
5.00%, 3/15/30	24,910	28,032,967
5.00%, 3/15/31	14,680	16,399,909
Series A-1 (NPFGC), 5.25%, 3/15/34	10,050	10,452,703
Sales Tax Asset Receivable Corp., RB, Series A:
(AMBAC), 5.00%, 10/15/32	13,000	13,987,610
(NPFGC), 5.00%, 10/15/20	10,000	11,045,500
Triborough Bridge & Tunnel Authority, RB, General,
Series A-2, 5.38%, 11/15/38	3,150	3,507,998
Westchester County Industrial Development Agency
New York, MRB, Kendal on Hudson Project, Series A:
6.50%, 1/01/13 (c)	8,095	8,600,533
6.38%, 1/01/24	2,500	2,503,900
Westchester County Industrial Development Agency
New York, RB, Special Needs Facilities Pooled Program,
Series E-1, 6.00%, 7/01/12	150	150,138
		336,936,343
North Carolina — 0.9%
Columbus County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, International
Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,200,370
North Carolina Eastern Municipal Power Agency,
Refunding RB, Series B, 5.00%, 1/01/26	4,230	4,582,782
North Carolina Medical Care Commission, RB, First
Health Carolinas Project, Series A, 6.13%, 10/01/39	775	808,426
North Carolina Medical Care Commission, RB, First
Mortgage (c):
Forest at Duke Project, 6.38%, 9/01/12	1,000	1,040,710
Givens Estates Project, Series A, 6.50%, 7/01/13	2,500	2,756,725

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
State of North Carolina, Capital Improvement, Limited
Obligation, Series C, 5.00%, 5/01/30	$20,835	$23,481,670
		35,870,683
North Dakota — 0.0%
North Dakota State HFA, RB, Housing Finance Program,
Series C, AMT (AMBAC), 5.30%, 7/01/22	1,635	1,681,254
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica
Healthcare, Series A:
5.75%, 11/15/31	500	547,275
6.50%, 11/15/37	12,035	13,915,469
County of Montgomery Ohio, Refunding RB, Catholic
Healthcare, Series A, 5.50%, 5/01/34	10,000	10,669,800
Lucas County, RB, Promedica Healthcare Obligated Group,
Series A, 6.00%, 11/15/41	110	122,198
State of Ohio, Refunding RB, Cleveland Clinic Health,
Series A, 5.50%, 1/01/39	4,000	4,215,880
		29,470,622
Oregon — 0.0%
City of Portland Oregon, HRB, Lovejoy Station Apartments
Project, AMT (NPFGC), 5.90%, 7/01/23	475	475,622
Pennsylvania — 2.0%
Allegheny County Hospital Development Authority,
Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	9,250	7,502,953
Allegheny County Industrial Development Authority, RB:
Environmental Improvement, 6.75%, 11/01/24	5,000	5,197,950
Environmental Improvement, 6.88%, 5/01/30	5,000	5,195,450
U.S. Steel Corp. Project, 6.75%, 12/01/27	5,000	5,169,350
City of Philadelphia Pennsylvania, RB, 12th Series B
(NPFGC), 7.00%, 5/15/20 (c)	4,310	5,380,302
Cumberland County Municipal Authority, RB, Diakon
Lutheran, 6.38%, 1/01/39	10,575	11,069,276
Cumberland County Municipal Authority, Refunding RB,
Diakon Lutheran, 6.50%, 1/01/39	2,245	2,284,467
Dauphin County General Authority, Refunding RB,
Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,225	12,943,463
6.00%, 6/01/36	2,705	2,818,096
Delaware County IDA Pennsylvania, Refunding RB,
Resource Recovery Facility, Series A, 6.10%, 7/01/13	3,545	3,557,266
Lancaster County Hospital Authority, RB, Brethren Village
Project, Series A:
6.25%, 7/01/26	1,160	1,174,233
6.50%, 7/01/40	2,500	2,518,325
Pennsylvania Economic Development Financing
Authority, RB:
Allegheny Energy Supply Co., 7.00%, 7/15/39	12,000	13,357,560
American Water Co. Project, 6.20%, 4/01/39	3,475	3,903,085
Pennsylvania Turnpike Commission, RB, Subordinate,
Special Motor License Fund, 6.00%, 12/01/36	950	1,112,317
Philadelphia Authority for Industrial Development, RB,
Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,266,202
		84,450,295
Puerto Rico — 1.7%
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority, RB,
Hospital De La Concepcion, Series A, 6.13%, 11/15/25	4,000	4,014,040
Puerto Rico Sales Tax Financing Corp., RB:
(NPFGC), Series A, 6.39%, 8/01/44 (d)	10,000	1,370,500
First Sub-Series A, 6.38%, 8/01/39	22,100	25,086,594
First Sub-Series A, 6.50%, 8/01/44	30,125	34,648,269
Senior Series C, 6.25%, 8/01/39 (d)	27,400	5,407,390
		70,526,793

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp., RB,
Hospital Financing, LifeSpan Obligation, Series A (AGC),
7.00%, 5/15/39	$7,600	$8,732,400
Rhode Island Health & Educational Building Corp.,
Refunding RB, Public Schools Financing Program,
Series E (AGC), 6.00%, 5/15/29	13,320	15,060,658
		23,793,058
South Carolina — 0.4%
County of Richland South Carolina, Refunding RB,
International Paper Co. Project, AMT, 6.10%, 4/01/23	3,000	3,084,840
Medical University Hospital Authority, Refunding RB,
Series A (c):
6.50%, 8/15/12	2,450	2,545,722
6.38%, 8/15/27	5,400	5,606,766
South Carolina Jobs-EDA, Refunding RB, Palmetto Health,
Series A:
6.25%, 8/01/34	1,170	1,288,673
(AGM), 6.50%, 8/01/39	2,390	2,660,261
South Carolina State Public Service Authority, RB, Santee
Cooper, Series A, 5.50%, 1/01/38	2,300	2,539,913
		17,726,175
Tennessee — 0.2%
Shelby County Health Educational & Housing Facilities
Board, Refunding RB, Methodist Healthcare,
6.50%, 9/01/12 (c)	7,300	7,602,804
Texas — 7.6%
Bexar County Health Facilities Development Corp. Texas,
Refunding RB, Army Retirement Residence Project, AMT,
6.30%, 7/01/12 (c)	1,750	1,819,178
Brazos River Harbor Navigation District, Refunding RB,
Dow Chemical Co. Project, Series A7, 6.63%, 5/15/33	7,040	7,124,339
City of Houston Texas, ARB (AGM), Subordinate Lien,
Series B, 5.00%, 7/01/32	11,980	12,040,259
City of Houston Texas, RB, Subordinate Lien, Series A,
AMT (AGM), 5.63%, 7/01/30	290	290,209
City of Houston Texas, Refunding RB, Combined First Lien,
Series A (AGC), 6.00%, 11/15/35	32,350	37,270,435
County of Harris Texas, Refunding RB, Toll Road,
Senior Lien (AGM), 5.00%, 8/15/30	10,000	10,201,300
Dallas-Fort Worth International Airport Facilities
Improvement Corp., RB, Series A, AMT (NPFGC):
6.00%, 11/01/24	17,035	17,114,042
6.00%, 11/01/28	17,765	17,798,221
Gulf Coast Waste Disposal Authority, Refunding RB,
Series A, AMT, 6.10%, 8/01/24	4,025	4,116,126
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare System,
Series B:
7.13%, 12/01/31	1,500	1,733,745
7.25%, 12/01/35	4,450	5,104,995
Matagorda County Navigation District No. 1 Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	9,775	10,859,341
North Texas Tollway Authority, RB:
Second Tier, Series F, 6.13%, 1/01/31	25,615	27,191,603
Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,584,822
System, First Tier, Series K-2 (AGC), 6.00%, 1/01/38	2,225	2,465,812
North Texas Tollway Authority, Refunding RB, System,
First Tier:
6.00%, 1/01/34	11,490	12,862,595
5.75%, 1/01/40	9,870	10,491,415
Series A, 6.00%, 1/01/28	1,000	1,132,840
Series B (NPFGC), 5.75%, 1/01/40	7,700	8,184,792
Port of Bay City Authority Texas, RB, Hoechst Celanese
Corp. Project, AMT, 6.50%, 5/01/26	4,000	3,987,760

Municipal Bonds	Par (000)	Value
Texas (concluded)
State of Texas, GO, Refunding, Water Financial Assistance,
5.75%, 8/01/22	$3,445	$3,458,298
Tarrant County Cultural Education Facilities Finance Corp.,
RB, Scott & White Healthcare, 6.00%, 8/15/45	50,000	54,377,500
Tarrant County Cultural Education Facilities Finance Corp.,
Refunding RB, Northwest Senior Housing, Edgemere
Project, Series A, 6.00%, 11/15/26	2,200	2,218,282
Texas Department of Housing & Community Affairs, MRB,
Series A, AMT (NPFGC):
5.45%, 9/01/23	1,705	1,708,188
5.50%, 3/01/26	2,220	2,222,975
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed
Lanes Project, 7.00%, 6/30/40	24,915	27,046,977
NTE Mobility Partners LLC, North Tarrant Express
Managed Lanes Project, 6.88%, 12/31/39	24,815	26,692,255
		315,098,304
Utah— 0.0%
City of Salt Lake City Utah, RB, Refunding IHC Hospital
Inc., Series A, 8.13%, 5/15/15 (c)	50	55,391
Washington — 1.2%
Chelan County Public Utility District No. 1, RB,
Chelan Hydro System, Series A, AMT (AMBAC),
5.45%, 7/01/12 (c)	10,710	10,967,040
Seattle Housing Authority Washington, HRB, Replacement
Housing Projects, 6.13%, 12/01/32	4,260	4,154,395
Seattle Housing Authority Washington, RB, Newholly
Project, AMT, 6.25%, 12/01/35	2,750	2,422,612
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Series B (AGC),
6.00%, 8/15/39	2,000	2,196,300
Swedish Health Services, Series A, 6.75%, 11/15/41	17,500	19,601,575
Washington Health Care Facilities Authority, Refunding RB,
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	11,323,000
		50,664,922
Wisconsin — 0.7%
City of Superior Wisconsin, Refunding RB, Midwest Energy
Resources, Series E (NPFGC), 6.90%, 8/01/21	7,000	9,034,200
State of Wisconsin, Refunding RB, Series A,
6.00%, 5/01/36	13,000	14,673,360
Wisconsin Health & Educational Facilities Authority, RB,
SynergyHealth Inc., 6.00%, 11/15/23	4,755	4,935,928
Wisconsin Housing & EDA, RB, Series C, AMT,
6.00%, 9/01/36	260	278,618
		28,922,106
Total Municipal Bonds — 75.4%		3,109,462,794

Municipal Bonds Transferred to
Tender Option Bond Trusts (e)
Arizona — 4.2%
City of Mesa Arizona, RB, 5.00%, 7/01/35	30,000	32,426,100
Salt River Project Agricultural Improvement & Power
District, RB, Series A:
5.00%, 1/01/37	82,984	86,617,139
5.00%, 1/01/38	39,015	41,442,030
Salt River Project Agricultural Improvement & Power
District, Refunding RB, Series A, 5.00%, 1/01/35	13,700	14,310,335
		174,795,604
Arkansas — 0.5%
University of Arkansas, RB, Various Facilities, UAMS
Campus (NPFGC), 5.00%, 3/01/36	21,290	22,365,997

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	25

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California — 6.0%
Anaheim Public Financing Authority, RB, Distribution
System, Second Lien (BHAC), 5.00%, 10/01/34	$10,995	$11,315,810
County of Orange California, RB, Series B,
5.25%, 7/01/34	13,045	13,737,885
Los Angeles Department of Airports, Refunding RB,
Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	24,390	26,092,178
Los Angeles Department of Water & Power, RB, Power
System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	28,929,450
Metropolitan Water District of Southern California, RB,
Series A:
5.00%, 1/01/39	10,000	10,782,700
(AGM), 5.00%, 7/01/30	9,998	10,623,000
Metropolitan Water District of Southern California,
Refunding RB:
Series B, 5.00%, 7/01/35	9,998	10,623,000
Series C, 5.00%, 7/01/35	13,375	14,624,220
San Diego Community College District California,
GO (AGM):
Election of 2002, 5.00%, 5/01/30	20,000	21,608,200
Election of 2006, 5.00%, 8/01/32	18,000	19,273,860
San Diego County Water Authority, COP, Refunding,
Series 2008-A (AGM), 5.00%, 5/01/33	4,500	4,708,395
San Diego Public Facilities Financing Authority,
Refunding RB, Series B, 5.38%, 8/01/34	15,000	16,512,750
San Francisco City & County Public Utilities Commission,
Refunding RB, Series A, 5.13%, 11/01/39	23,000	24,569,980
Sequoia Union High School District California, GO,
Refunding RB, Election of 2004, Series B (AGM),
5.50%, 7/01/35	10,055	10,704,632
University of California, RB, Series O, 5.25%, 5/15/39	20,695	22,636,133
		246,742,193
Colorado — 0.0%
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.50%, 7/01/34	1,580	1,676,150
Florida — 3.2%
City of Tallahassee Florida (NPFGC), 5.00%, 10/01/37	10,000	10,466,900
Florida State Board of Education, GO:
Capital Outlay 2008, Series E, 5.00%, 6/01/37	39,730	43,677,176
Series 2006C, 5.00%, 6/01/37	65,545	69,863,419
Jacksonville Electric Authority Florida, RB, Sub-Series A,
5.63%, 10/01/32	6,300	6,919,416
Orange County School Board, COP, Series A (NPFGC),
5.00%, 8/01/30	2,000	2,079,580
		133,006,491
Illinois — 0.5%
City of Chicago Illinois, Refunding RB, Second Lien (AGM),
5.25%, 11/01/33	5,000	5,272,400
Illinois Finance Authority, RB, Carle Foundation, Series A
(AGM), 6.00%, 8/15/41	15,600	16,570,944
		21,843,344
Indiana — 2.5%
Indiana Finance Authority, RB, Sisters of St. Francis Health,
5.25%, 11/01/39	31,460	32,518,629
Indianapolis Local Public Improvement Bond Bank, RB,
PILOT Infrastructure Project F (AGM), 5.00%, 1/01/40	7,000	7,426,090
Indianapolis Local Public Improvement Bond Bank,
Refunding RB:
PILOT, Infrastructure Project, Series F (AGM),
5.00%, 1/01/35	23,550	25,099,355
Waterworks Project, Series A (AGC), 5.50%, 1/01/38	34,125	37,224,516
		102,268,590

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	$11,950	$12,635,213
Massachusetts — 1.3%
Massachusetts School Building Authority, RB:
Series A (AGM), 5.00%, 8/15/30	15,000	16,299,600
Series A (AGM), 5.00%, 8/15/30	5,000	5,433,200
Massachusetts State School Building Authority, RB:
Dedicated Sales Tax, Series A, 5.00%, 8/15/37	10,000	10,581,400
Senior, Series B, 5.00%, 10/15/41	20,000	21,741,200
		54,055,400
Nebraska — 0.3%
Omaha Public Power District, RB, Series A,
5.00%, 2/01/43	10,000	10,498,000
New York — 0.7%
New York City Municipal Water Finance Authority,
Refunding RB, Series A, 5.13%, 6/15/34	8,935	9,085,369
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	2,010	2,304,083
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.25%, 10/15/27	13,931	15,158,501
		26,547,953
Ohio — 0.5%
County of Hamilton Ohio, Refunding RB, Sub-Series A
(AGM), 5.00%, 12/01/32	20,000	20,866,400
State of Ohio, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	1,000	1,061,350
		21,927,750
Pennsylvania — 0.5%
Pennsylvania HFA, Refunding RB, Series 105C,
5.00%, 10/01/39	19,460	19,970,241
Texas — 3.4%
City of Houston Texas, Refunding RB, Combined, First Lien,
Series A:
(AGC), 5.38%, 11/15/38	26,160	28,663,774
(NPFGC), 5.13%, 5/15/28	20,000	21,337,800
City of San Antonio Texas, Refunding RB:
5.00%, 2/01/17	14,605	15,500,067
5.00%, 2/01/32	14,605	15,500,067
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse
(PSF-GTD), 5.00%, 2/15/32	10,000	10,873,800
Dallas Area Rapid Transit, Refunding RB, Senior Lien
(AMBAC), 5.00%, 12/01/36	27,860	29,308,120
Harris County Cultural Education Facilities Finance Corp.,
RB, Hospital, Texas Children’s Hospital Project,
5.50%, 10/01/39	8,500	9,056,240
Harris County Flood Control District, RB, Refunding
Contract Tax, Series A, 5.00%, 10/01/39	10,000	10,793,100
		141,032,968
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB,
Series A:
5.00%, 11/01/34	8,500	9,070,265
5.00%, 11/01/36	15,715	16,709,833
State of Washington, GO, Series D (AGM),
5.00%, 1/01/28	10,000	10,579,100
		36,359,198
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	2,499	2,562,834
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 24.9%		1,028,287,926

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities — 0.0%	Par (000)	Value
Ginnie Mae MBS Certificates, 6.00%, 11/15/31	$1	$1,509
Total Long-Term Investments
(Cost — $3,891,968,557) — 100.3%		4,137,752,229

Short-Term Securities
Michigan — 0.2%
Michigan Finance Authority, RB, SAN, Detroit Schools,
Series A-1, 6.45%, 2/20/12	7,600	7,600,000

	Shares
Money Market — 9.5%
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	389,796,373	389,796,373
Total Short-Term Securities
(Cost — $397,396,373) — 9.7%		397,396,373
Total Investments (Cost — $4,289,364,930) — 110.0%		4,535,148,602
Other Assets Less Liabilities — 1.6%		67,370,319
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (11.6)%		(480,599,086)
Net Assets — 100.0%		$4,121,919,835

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.
(b)	Non-income producing security.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at December 31, 2011	Income
FFI Institutional
Tax-Exempt Fund	127,360,041	262,436,332	389,796,373	$14,846

(g)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
500	10-Year US	Chicago Board	March
	Treasury Note	of Trade	2012	$65,562,500	$(313,450)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$4,137,752,229	—	$4,137,752,229
Short-Term Securities	$389,796,373	7,600,000	—	397,396,373
Total	$389,796,373	$4,145,352,229	—	$4,535,148,602

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest Rate Contracts	$(313,450)	—	—	$(313,450)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	27

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.2%
Alabama State Docks Department, Refunding RB,
6.00%, 10/01/40	$710	$764,989
County of Jefferson Alabama, RB, Series A:
5.25%, 1/01/17	1,000	960,370
5.25%, 1/01/20	500	465,075
4.75%, 1/01/25	325	279,825
		2,470,259
Alaska — 1.8%
Northern Tobacco Securitization Corp., RB, Asset Backed
Series A:
4.63%, 6/01/23	1,315	1,247,185
5.00%, 6/01/32	1,500	1,137,915
5.00%, 6/01/46	1,620	1,113,977
		3,499,077
Arizona — 3.1%
Maricopa County IDA Arizona, RB, Arizona Charter Schools
Project, Series A:
6.63%, 7/01/20	25	19,710
6.75%, 7/01/29	300	203,082
Phoenix IDA Arizona, Refunding RB, America West Airlines
Inc. Project, AMT, 6.30%, 4/01/23	1,000	860,950
Pima County IDA, IDRB, Tucson Electric Power, Series A,
6.38%, 9/01/29	780	796,731
Pima County IDA, RB, Tucson Electric Power, Series A,
5.25%, 10/01/40	1,390	1,398,118
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	704,587
5.00%, 12/01/37	2,180	2,010,527
University Medical Center Corp. Arizona, RB,
6.25%, 7/01/29	180	196,045
		6,189,750
Arkansas — 0.9%
Benton County Public Facilities Board, Refunding RB,
BCCSO Project, Series A, 6.00%, 6/01/40	750	805,253
County of Little River Arkansas, Refunding RB, Georgia
Pacific Corp. Project, AMT, 5.60%, 10/01/26	955	955,000
		1,760,253
California — 5.5%
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	287,615
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,059,260
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,103,180
California Pollution Control Financing Authority, RB,
Waste Management Inc. Project, Series C, AMT,
5.13%, 11/01/23	750	773,160
California Pollution Control Financing Authority, Refunding
RB, Waste Management Inc. Project, Series B, AMT,
5.00%, 7/01/27	1,000	1,008,130
California Statewide Communities Development
Authority, RB:
John Muir Health, 5.13%, 7/01/39	425	433,615
Sutter Health, Series A, 6.00%, 8/15/42	400	441,272
California Statewide Communities Development Authority,
Refunding RB:
American Baptist Homes of the West,
6.25%, 10/01/39	575	584,810
Senior Living, Southern California, 6.63%, 11/15/24	650	714,733
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	500	559,655
City of Roseville California, Special Tax Bonds,
Fiddyment Ranch Community Facilities District No. 1,
5.25%, 9/01/36	465	402,676

Municipal Bonds	Par (000)	Value
California (concluded)
City of San Buenaventura California, RB, Community
Memorial Health System, 7.50%, 12/01/41	$1,335	$1,436,433
City of San Jose California, RB, Convention Center
Expansion & Renovation Project:
6.50%, 5/01/36	310	338,762
6.50%, 5/01/42	760	827,579
Lammersville School District Community Facilities District,
Special Tax Bonds, District No. 2002, Mountain House,
5.13%, 9/01/35	325	285,184
Roseville Finance Authority, Special Tax Bonds, Refunding,
Senior Lien, Series A (AMBAC), 4.50%, 9/01/33	725	586,496
Temecula Public Financing Authority, Special Tax Bonds,
Refunding, Harveston, Sub-Series B, 5.10%, 9/01/36	175	148,288
		10,990,848
Colorado — 0.6%
E-470 Public Highway Authority, Refunding RB, CAB,
7.07%, 9/01/35 (a)	1,305	251,996
Regional Transportation District, RB, Denver Transport
Partners, 6.00%, 1/15/41	1,000	1,030,940
		1,282,936
Connecticut — 0.2%
Mohegan Tribe of Indians of Connecticut, RB, Public
Improvement, Priority Distribution, 6.25%, 1/01/31	605	485,234
Delaware — 1.2%
County of Kent Delaware, Refunding RB, Charter School,
Inc. Project, 7.38%, 5/01/37	860	889,928
Delaware State EDA, RB, Exempt Facilities, Indian River
Power, 5.38%, 10/01/45	1,480	1,419,675
		2,309,603
District of Columbia — 2.8%
District of Columbia, RB, Methodist Home District of
Columbia, Series A:
7.38%, 1/01/30	310	315,416
7.50%, 1/01/39	500	509,370
District of Columbia Tobacco Settlement Financing Corp.,
Refunding RB, Asset-Backed:
6.50%, 5/15/33	1,510	1,590,755
6.75%, 5/15/40	385	385,916
Metropolitan Washington Airports Authority, RB:
CAB, 2nd Senior Lien, Series B (AGC),
5.71%, 10/01/30 (a)	3,005	1,045,499
First Senior Lien, Series A, 5.00%, 10/01/39	85	89,397
First Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,701,126
		5,637,479
Florida — 6.7%
Florida Housing Finance Corp., HRB, Willow Lake
Apartments, Series J-1, AMT (AMBAC), 5.35%, 7/01/27	1,905	1,781,156
Greater Orlando Aviation Authority, RB, Special Purpose,
JetBlue Airways Corp., AMT, 6.38%, 11/15/26	1,740	1,699,876
Highland Meadows Community Development
District, Special Assessment Bonds, Series A,
5.50%, 5/01/36 (b)(c)	490	191,654
Hillsborough County IDA, RB, Tampa General Hospital
Project, 5.25%, 10/01/41	1,000	985,110
Hillsborough County IDA, RB, National Gypsum Co.,
Series B, AMT, 7.13%, 4/01/30	1,500	1,353,540
Jacksonville Economic Development Commission, RB,
Gerdau Ameristeel US Inc., AMT, 5.30%, 5/01/37	300	269,535
Lakewood Ranch Stewardship District, Special Assessment
Bonds, Lakewood Center & NW Sector Projects,
8.00%, 5/01/40	515	527,133
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,450	1,510,436
Palm Beach County Health Facilities Authority, RB, Acts
Retirement Life Community, 5.50%, 11/15/33	1,500	1,494,225

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Santa Rosa Bay Bridge Authority, RB,
6.25%, 7/01/28 (b)(c)	$500	$174,990
Sarasota County Health Facilities Authority, Refunding RB,
Village On The Isle Project, 5.50%, 1/01/27	210	211,705
Sumter Landing Community Development District Florida,
RB, Sub-Series B, 5.70%, 10/01/38	795	658,292
Tolomato Community Development District, Special
Assessment Bonds, 6.65%, 5/01/40 (c)	700	298,669
Village Community Development District No. 9, Special
Assessment Bonds, 7.00%, 5/01/41	1,770	1,867,739
Watergrass Community Development District, Special
Assessment Bonds, Series A, 5.38%, 5/01/39	650	326,450
		13,350,510
Georgia — 1.6%
Clayton County Development Authority, RB, Delta Air Lines
Inc. Project, Series A, 8.75%, 6/01/29	635	736,302
County of Clayton Georgia, Tax Allocation Bonds,
Ellenwood Project, 7.50%, 7/01/33	450	445,739
DeKalb County Hospital Authority Georgia, RB, Dekalb
Medical Center Inc. Project, 6.13%, 9/01/40	1,240	1,275,538
Gainesville & Hall County Development Authority,
Refunding RB, Acts Retirement Life Community,
Series A-2, 6.63%, 11/15/39	220	234,040
Richmond County Development Authority, RB, International
Paper Co. Projects, Series A, AMT, 5.00%, 8/01/30	500	472,495
		3,164,114
Guam — 1.4%
Guam Government Waterworks Authority, Refunding RB,
Water and Wastewater System, 6.00%, 7/01/25	735	745,746
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	102,543
6.75%, 11/15/29	1,650	1,714,564
7.00%, 11/15/39	160	166,200
		2,729,053
Idaho — 0.1%
Power County Industrial Development Corp., RB,
FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,241
Illinois — 3.0%
City of Chicago Illinois, Refunding RB, American Airlines
Inc. Project, 5.50%, 12/01/30 (b)(c)	1,000	215,000
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series A,
5.13%, 6/01/35 (b)(c)	90	53,999
Roosevelt University Project, 6.50%, 4/01/44	830	875,833
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,469,804
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	970,730
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,027,060
Metropolitan Pier & Exposition Authority, Refunding RB,
CAB, McCormick, Series B (AGM), 6.04%, 6/15/44 (a)	3,455	500,768
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	355	392,914
6.00%, 6/01/28	390	420,209
		5,926,317
Indiana — 0.5%
Indiana Health Facility Financing Authority, Refunding RB,
Methodist Hospital Inc.:
5.38%, 9/15/22	185	178,275
5.50%, 9/15/31	525	474,081
Vigo County Hospital Authority Indiana, RB, Union
Hospital Inc. (d):
5.70%, 9/01/37	155	133,049
5.75%, 9/01/42	190	161,420
		946,825

Municipal Bonds	Par (000)	Value
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Development,
Care Initiatives Project, Series A, 5.00%, 7/01/19	$500	$457,130
Kentucky — 1.4%
Kentucky Economic Development Finance Authority,
RB, Owensboro Medical Health System, Series A,
6.50%, 3/01/45	1,000	1,068,000
Kentucky Economic Development Finance Authority,
Refunding RB:
Norton Healthcare Inc., Series B (NPFGC),
5.22%, 10/01/24 (a)	250	129,663
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,050	1,114,102
Owensboro Medical Health System, Series B,
6.38%, 3/01/40	395	419,115
		2,730,880
Louisiana — 1.9%
Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, Westlake
Chemical Corp. Project, 6.75%, 11/01/32	1,000	1,055,720
Louisiana Public Facilities Authority, RB, Belle Chasse
Educational Foundation Project, 6.75%, 5/01/41	645	685,525
Parish of Saint John Baptist Louisiana, RB, Marathon Oil
Corp., Series A, 5.13%, 6/01/37	2,000	1,997,380
		3,738,625
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority,
RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,122,472
Maryland — 3.0%
County of Howard Maryland, Refunding RB, Vantage
House Facility, Series A, 5.25%, 4/01/33	500	372,155
Gaithersburg Maryland, Refunding RB, Asbury Maryland
Obligation, Series B, 6.00%, 1/01/23	750	803,055
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,516,260
Transportation Facilities Project, Series A,
5.75%, 6/01/35	265	267,891
Maryland EDC, Refunding RB, CNX Marine Terminals Inc.,
5.75%, 9/01/25	2,000	2,056,420
Maryland Health & Higher Educational Facilities
Authority, RB, Washington Christian Academy,
5.25%, 7/01/18 (b)(c)	250	109,375
Maryland Health & Higher Educational Facilities
Authority, Refunding RB, Doctors Community Hospital,
5.75%, 7/01/38	890	830,557
		5,955,713
Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A,
7.00%, 7/01/42	350	376,180
Linden Ponds Inc. Facility, Series A-1,
6.25%, 11/15/39	353	256,546
Linden Ponds Inc. Facility, Series A-2,
5.50%, 11/15/46	19	11,438
Linden Ponds Inc. Facility, Series B,
5.75%, 11/15/56 (a)	94	471
Massachusetts Development Finance Agency,
Refunding RB:
Eastern Nazarene College, 5.63%, 4/01/29	500	458,355
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	547,301
		1,650,291

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	29

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 2.9%
Advanced Technology Academy, RB, 6.00%, 11/01/37	$275	$244,412
City of Detroit Michigan, Water Supply System, Refunding
RB, Senior Lien, Series D, 5.00%, 7/01/32	2,500	2,505,975
Garden City Hospital Finance Authority Michigan,
Refunding RB, Garden City Hospital Obligation,
Series A, 5.00%, 8/15/38	310	223,401
Michigan State Hospital Finance Authority, Refunding RB,
Hospital, Henry Ford Health, 5.75%, 11/15/39	1,710	1,775,613
Royal Oak Hospital Finance Authority Michigan, Refunding
RB, William Beaumont Hospital, 8.25%, 9/01/39	915	1,096,719
		5,846,120
Minnesota — 2.2%
Minnesota State Higher Education Facilities Authority, RB,
College of St. Benedict, Series 7-M, 5.13%, 3/01/36	275	277,079
St. Paul Housing & Redevelopment Authority, RB, Nova
Classical Academy, Series A, 6.63%, 9/01/42	500	507,670
Tobacco Securitization Authority Minnesota, Refunding RB,
Tobacco Settlement, Series B, 5.25%, 3/01/31	3,500	3,599,785
		4,384,534
Mississippi — 1.0%
Warren County Mississippi, RB, Gulf Opportunity Zone
Bonds (International Paper Company Project), Series A,
AMT, 5.38%, 12/01/35	2,000	2,020,900
Missouri — 0.5%
City of Kansas City Missouri, Tax Allocation Bonds,
Kansas City MainCor Project, Series A, 5.25%, 3/01/18	600	600,894
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A,
8.25%, 5/15/39	435	455,232
		1,056,126
Nevada — 0.0%
County of Clark Nevada, RB, Southwest Gas Corp. Project,
Series A, AMT (FGIC), 4.75%, 9/01/36	20	18,187
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority,
Refunding RB:
Dartmouth-Hitchcock, 6.00%, 8/01/38	435	476,817
Havenwood-Heritage Heights, Series A,
5.40%, 1/01/30	500	448,975
		925,792
New Jersey — 6.1%
Burlington County Bridge Commission, Refunding RB,
The Evergreens Project, 5.63%, 1/01/38	750	686,550
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	925	930,994
Cigarette Tax, 5.75%, 6/15/29	1,100	1,131,900
Cigarette Tax, 5.75%, 6/15/34	535	547,760
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	1,380	1,400,258
Continental Airlines Inc. Project, AMT, 6.40%, 9/15/23	2,000	1,990,980
Kapkowski Road Landfill Project, Series 1998B, MB,
AMT, 6.50%, 4/01/31	3,000	3,013,380
New Jersey Educational Facilities Authority, Refunding
RB, University of Medicine & Dentistry, Series B,
7.13%, 12/01/23	580	709,062
New Jersey Health Care Facilities Financing Authority,
RB, Pascack Valley Hospital Association,
6.63%, 7/01/36 (b)(c)	650	6
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Barnabas Health, Series A, 5.63%, 7/01/37	1,000	1,012,110
St. Joseph’s Healthcare System, 6.63%, 7/01/38	725	732,417
		12,155,417

Municipal Bonds	Par (000)	Value
New Mexico — 0.3%
City of Farmington New Mexico, Refunding RB, Arizona
Public Service, Series A, 4.70%, 5/01/24	$500	$532,210
New York — 3.8%
Chautauqua County Industrial Development Agency, RB,
NRG Dunkirk Power Project, 5.88%, 4/01/42	1,615	1,636,657
Genesee County Industrial Development Agency New York,
Refunding RB, United Memorial Medical Center Project,
5.00%, 12/01/32	500	414,860
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport,
8.00%, 8/01/28 (b)(c)	235	207,134
British Airways Plc Project, 7.63%, 12/01/32	1,500	1,483,650
JetBlue Airways Corp. Project, 5.13%, 5/15/30	1,750	1,465,905
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project, 6.38%, 7/15/49	375	395,460
Westchester County Industrial Development Agency
New York, MRB, Kendal On Hudson Project, Series A,
6.38%, 1/01/24	1,500	1,502,340
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	410	439,860
		7,545,866
North Carolina — 1.7%
North Carolina Medical Care Commission, RB, First
Mortgage, Whitestone, Series A, 7.75%, 3/01/41	830	859,282
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	926,670
First Mortgage, Galloway Ridge Project, Series A,
6.00%, 1/01/39	1,520	1,501,973
		3,287,925
Ohio — 0.8%
State of Ohio, RB, Ford Motor Co. Project, AMT,
5.75%, 4/01/35	1,620	1,578,317
Pennsylvania — 3.6%
Allegheny County Hospital Development Authority,
Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	2,140	1,735,818
City of Philadelphia Pennsylvania, RB, Ninth Series,
5.25%, 8/01/40	1,000	1,011,660
Cumberland County Municipal Authority, RB, Diakon
Lutheran, 6.38%, 1/01/39	2,335	2,444,138
Lancaster County Hospital Authority, RB, Brethren Village
Project, Series A, 6.50%, 7/01/40	835	841,121
Pennsylvania Economic Development Financing Authority,
RB, US Airways Group, Series A, 7.50%, 5/01/20	1,100	1,112,034
		7,144,771
Puerto Rico — 2.7%
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	1,000	1,036,440
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 6.50%, 8/01/44	750	862,612
Series B, CAB, 5.50%, 8/01/31	2,500	2,559,725
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, First Sub-Series C, 6.09%, 8/01/38 (a)	5,000	1,014,600
		5,473,377
Tennessee — 0.6%
Tennessee Energy Acquisition Corp., RB, Series A,
5.25%, 9/01/26	1,250	1,232,313

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 12.0%
Bexar County Health Facilities Development Corp., RB,
Army Retirement Residence Project, 6.20%, 7/01/45	$ 1,320	$1,367,586
Brazos River Authority, RB, TXU Electric, Series A, AMT,
8.25%, 10/01/30	750	161,250
Central Texas Regional Mobility Authority, RB:
CAB, 6.17%, 1/01/28 (a)	3,000	1,134,480
CAB, 6.24%, 1/01/29 (a)	500	175,890
CAB, 6.33%, 1/01/30 (a)	1,330	433,128
Senior Lien, 5.75%, 1/01/25	250	262,325
Senior Lien, 6.25%, 1/01/46	765	786,986
City of Houston Texas, RB:
Senior Lien, Series A, 5.50%, 7/01/39	120	129,008
Special Facilities, Continental Airlines Inc. Terminal
Projects, Series E, AMT, 6.63%, 7/15/38	1,110	1,105,826
Special Facilities, Continental Airlines, Series E, AMT,
6.75%, 7/01/21	630	631,562
Special Facilities, Continental Airlines, Series E, AMT,
7.38%, 7/01/22	500	501,080
Clifton Higher Education Finance Corp., ERB, Idea
Public Schools:
5.50%, 8/01/31	370	373,830
5.75%, 8/01/41	280	282,864
Danbury Higher Education Authority Inc., RB, A.W. Brown
Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (e)	355	411,914
Houston Higher Education Finance Corp., RB, Cosmos
Foundation, Inc., Series A:
6.50%, 5/15/31	1,000	1,082,310
6.88%, 5/15/41	205	223,222
Love Field Airport Modernization Corp., RB, Southwest
Airlines Co. Project, 5.25%, 11/01/40	500	488,990
Matagorda County Navigation District No. 1 Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	290	322,170
North Texas Tollway Authority, RB:
CAB, Special Projects System, Series B,
6.26%, 9/01/37 (a)	725	148,937
Toll, Second Tier, Series F, 6.13%, 1/01/31	1,150	1,220,783
Tarrant County Cultural Education Facilities Finance Corp.,
RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	330	336,049
Senior Living Center Project, 8.25%, 11/15/44	800	821,712
Tarrant County Cultural Education Facilities Finance Corp.,
Refunding RB, Northwest Senior Housing, Edgemere
Project, Series A, 6.00%, 11/15/36	1,500	1,469,520
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed
Lanes Project, 7.00%, 6/30/40	2,320	2,518,522
NTE Mobility Partners LLC, North Tarrant Express
Managed Lanes Project, 6.88%, 12/31/39	1,740	1,871,631
Texas Public Finance Authority, ERB, Charter School
Finance Corp., Cosmos Foundation, 5.38%, 2/15/37	600	579,516
Texas State Public Finance Authority, Refunding ERB,
KIPP Inc., Series A (ACA):
5.00%, 2/15/28	680	682,407
5.00%, 2/15/36	2,000	1,953,320
Texas State Turnpike Authority, RB, First Tier, Series A
(AMBAC), 5.00%, 8/15/42	2,500	2,495,950
		23,972,768
Utah — 0.5%
Utah State Charter School Finance Authority, RB,
Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	908,620
Vermont — 0.5%
Vermont EDA, Refunding MRB, Wake Robin Corp. Project,
Series A (ACA), 6.30%, 3/01/33	1,000	943,140

Municipal Bonds	Par (000)	Value
Virginia — 2.9%
Albemarle County IDA, Refunding RB, Westminster-
Canterbury, 5.00%, 1/01/31	$500	$470,195
City of Norfolk Virginia, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	220	220,079
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	2,040	2,012,562
5.13%, 10/01/42	1,185	1,155,363
Lexington IDA, Refunding MRB, Kendal at Lexington,
Series A, 5.38%, 1/01/28	210	192,914
Mosaic District Community Development Authority, RB,
Tax Allocation, Series A:
6.63%, 3/01/26	515	545,962
6.88%, 3/01/36	450	477,086
Watkins Centre Community Development Authority, RB,
5.40%, 3/01/20	750	760,613
		5,834,774
Washington — 1.8%
King County, Washington Public Hospital District No. 4,
GO, Refunding, Snoqualmie Valley Hospital,
7.00%, 12/01/40	545	548,826
Tobacco Settlement Authority of Washington, RB,
Asset-Backed, 6.50%, 6/01/26	2,265	2,318,363
Washington Health Care Facilities Authority, RB, Swedish
Health Services, Series A, 6.75%, 11/15/41	730	817,666
		3,684,855
Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, RB,
Wheaton Franciscan Healthcare, 5.25%, 8/15/34	1,565	1,481,679
Wisconsin Health & Educational Facilities Authority,
Refunding RB, St. John’s Communities Inc., Series A:
7.25%, 9/15/29	75	79,537
7.63%, 9/15/39	145	154,856
		1,716,072
Total Municipal Bonds — 83.8%		166,924,694

Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
California — 1.2%
Bay Area Toll Authority, Refunding RB, San Francisco
Bay Area, Series F-1, 5.63%, 4/01/44	480	527,788
Los Angeles Department of Airports, Refunding RB,
Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	1,680	1,797,247
		2,325,035
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, RB, Series A,
6.00%, 10/01/35	950	1,137,942
Illinois — 1.3%
Illinois Finance Authority, RB, Carle Foundation, Series A
(AGM), 6.00%, 8/15/41	2,480	2,634,355
New York — 10.3%
Hudson Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	1,720	1,860,453
New York City Municipal Water Finance Authority, RB,
Second General Resolution:
Series EE, 5.50%, 6/15/43	3,795	4,259,470
Series HH, 5.00%, 6/15/31	3,015	3,345,258
New York Liberty Development Corp., RB, World Trade
Center Port Authority, 5.25%, 12/15/43	4,290	4,708,361

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	31

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB,
4 World Trade Center Project, 5.75%, 11/15/51	$2,520	$2,733,192
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/35	3,405	3,560,167
		20,466,901
Ohio — 2.2%
County of Allen Ohio, Refunding RB, Catholic Healthcare,
Series A, 5.25%, 6/01/38	2,200	2,270,884
State of Ohio, Refunding RB, Cleveland Clinic Health,
Series A, 5.50%, 1/01/39	2,010	2,118,150
		4,389,034
South Carolina — 0.9%
South Carolina State Housing Finance & Development
Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	1,719	1,792,314
Virginia — 1.3%
Virginia Small Business Financing Authority, Refunding RB,
Sentara Healthcare, 5.00%, 11/01/40	2,501	2,600,892
Washington — 1.6%
City of Bellingham Washington, RB, Water & Sewer,
5.00%, 8/01/40	2,999	3,240,312
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	2,180	2,234,791
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 20.5%		40,821,576
Total Long-Term Investments
(Cost — $202,226,171) — 104.3%		207,746,270

Short-Term Securities
Michigan — 0.6%
Michigan Finance Authority, RB, SAN, Detroit Schools,
Series A-1, 6.45%, 2/20/12	1,150	1,150,000

	Shares
Money Market — 4.4%
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	8,839,038	8,839,038
Total Short-Term Securities
(Cost — $9,989,038) — 5.0%		9,989,038
Total Investments (Cost — $212,215,209) — 109.3%		217,735,308
Other Assets Less Liabilities — 1.6%		3,166,951
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (10.9)%		(21,778,567)
Net Assets — 100.0%		$199,123,692

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Non-income producing security.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at December 31, 2011	Income
FFI Institutional
Tax-Exempt Fund	1,739,592	7,099,446	8,839,038	$373

(h)	Represents the current yield as of report date.
•	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
41	10-Year US	Chicago Board	March
	Treasury Note	of Trade	2012	$5,376,125	$(25,703)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$207,746,270	—	$207,746,270
Short-Term Securities	$8,839,038	1,150,000	—	9,989,038
Total	$8,839,038	$208,896,270	—	$217,735,308

1 See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest Rate Contracts	$(25,703)	—	—	$(25,703)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 83.5%
Corporate — 9.9%
Chautauqua County Industrial Development Agency, RB,
NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$760,057
County of Westchester New York Healthcare Corp., RB,
Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	2,500	2,528,900
Essex County Industrial Development Agency New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	350	374,013
Jefferson County Industrial Development Agency
New York, Refunding RB, Solid Waste, Series A, AMT,
5.20%, 12/01/20	250	250,985
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport,
7.75%, 8/01/31 (a)	2,000	1,762,880
British Airways Plc Project, 5.25%, 12/01/32	1,000	790,410
Continental Airlines Inc. Project, 8.00%, 11/01/12	340	344,342
Continental Airlines Inc. Project, Mandatory
Put Bonds, 8.38%, 11/01/16	250	252,828
New York City Industrial Development Agency, Refunding
RB, Terminal One Group Association Project, AMT,
5.50%, 1/01/24 (a)	2,500	2,616,725
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters:
5.25%, 10/01/35	6,000	6,156,060
5.50%, 10/01/37	405	429,251
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	1,360	1,387,146
Suffolk County Industrial Development Agency New York,
Refunding RB, Ogden Martin System Huntington, AMT
(AMBAC), 6.25%, 10/01/12	7,155	7,448,999
		25,102,596
County/City/Special District/School District — 17.0%
Amherst Development Corp., RB, University at Buffalo
Foundation Faculty-Student Housing Corp., Series A
(AGM), 4.63%, 10/01/40	305	309,258
Buffalo & Erie County Industrial Land Development Corp.,
RB, Buffalo State College Foundation Housing Corp.,
5.38%, 10/01/41	840	887,897
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	400	434,232
Sub-Series I-1, 5.38%, 4/01/36	2,650	2,944,176
City of Syracuse New York, GO, 4.75%, 11/01/31	500	508,625
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,970	5,991,074
5.75%, 2/15/47	100	108,175
(AGM), 5.00%, 2/15/47	1,050	1,062,716
(NPFGC), 4.50%, 2/15/47	1,815	1,702,452
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.50%, 3/01/42 (b)	5,000	924,450
CAB, Yankee Stadium (AGC), 5.58%, 3/01/45 (b)	1,500	230,220
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	762,692
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	1,610	1,429,004
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,850	1,624,244
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	500	505,260
Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	221,450
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,270,373
Series S-2 (NPFGC), 4.50%, 1/15/31	1,250	1,279,412
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	3,315	3,374,338
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project:
5.63%, 7/15/47	9,305	9,470,164
6.38%, 7/15/49	1,200	1,265,472

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A:
5.25%, 7/01/29	$5	$5,570
5.00%, 7/01/39	750	799,703
Niagara County Industrial Development Agency,
Refunding RB, Series A, Mandatory Put Bonds, AMT,
5.45%, 11/15/26 (a)	3,975	4,019,480
North Country Development Authority, Refunding RB
(AGM), 6.00%, 5/15/15	625	670,475
St. Lawrence County Industrial Development Agency, RB,
Clarkson University Project, 5.38%, 9/01/41	275	297,039
		43,097,951
Education — 12.8%
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	4,375	4,459,044
Hempstead Town Industrial Development Agency, RB,
Adelphi University Civic Facility (c):
5.75%, 6/01/22	700	716,086
5.50%, 6/01/32	2,250	2,299,342
Madison County Industrial Development Agency New York,
RB, Commons II LLC, Student Housing, Series A (CIFG),
5.00%, 6/01/33	400	388,716
Nassau County Industrial Development Agency, Refunding
RB, New York Institute of Technology Project, Series A,
4.75%, 3/01/26	1,000	1,048,930
New York City Industrial Development Agency, RB:
Lycee Francais de New York Project, Series A (ACA),
5.50%, 6/01/15	250	257,858
Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	195	198,319
Series C, 6.80%, 6/01/28	2,500	2,578,525
New York State Dormitory Authority, RB:
5.75%, 7/01/39 (d)	1,000	953,190
The New School (AGM), 5.50%, 7/01/43	1,000	1,083,230
New York University, Series 1 (AMBAC),
5.50%, 7/01/40	500	633,090
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,199,854
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	1,000	1,117,160
Rochester University, Series A, 5.13%, 7/01/39 (c)	1,500	1,673,535
Rochester University, Series B, 5.00%, 7/01/39	550	569,921
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	518,771
Skidmore College, Series A, 5.25%, 7/01/29	135	150,719
Teachers College, 5.50%, 3/01/39	850	920,482
Schenectady County Industrial Development Agency,
Refunding RB, Union College Project, 5.00%, 7/01/31	2,000	2,056,760
Suffolk County Industrial Development Agency, Refunding
RB, New York Institute of Technology Project,
5.00%, 3/01/26	750	765,135
Tompkins County Development Corp., RB, Ithaca College
Project (AGM), 5.50%, 7/01/33	450	496,674
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	1,550	1,592,160
Carnegie Hall, 5.00%, 12/01/39	1,325	1,383,936
Juilliard School, 5.00%, 1/01/39	1,050	1,132,856
Utica Industrial Development Agency New York, RB,
Munson-Williams-Proctor Arts Institute:
5.38%, 7/15/20	1,000	1,012,010
5.40%, 7/15/30	1,210	1,220,587
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	1,000	1,072,830
		32,499,720

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	33

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health — 16.3%
Dutchess County Local Development Corp., Refunding RB,
Health Quest System Inc., Series A, 5.75%, 7/01/40	$300	$311,640
Erie County Industrial Development Agency, RB, Episcopal
Church Home, Series A:
5.88%, 2/01/18	540	540,092
6.00%, 2/01/28	375	373,448
Genesee County Industrial Development Agency New York,
Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	437,515
5.00%, 12/01/32	1,080	896,098
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,148,364
Nassau County Industrial Development Agency, Refunding
RB, Special Needs Facilities Pooled Program, Series F-1
(ACA), 4.90%, 7/01/21	525	454,115
New York City Health & Hospital Corp., Refunding RB,
Health System, Series A, 5.00%, 2/15/30	1,000	1,056,660
New York City Industrial Development Agency, RB:
A Very Special Place Inc. Project, Series A,
6.13%, 1/01/13	65	65,228
A Very Special Place Inc. Project, Series A,
7.00%, 1/01/33	1,600	1,519,280
PSCH Inc. Project, 6.38%, 7/01/33	2,555	2,317,692
Special Needs Facilities Pooled Program, Series A-1,
6.50%, 7/01/17	1,000	993,000
Special Needs Facilities Pooled Program, Series C-1,
6.50%, 7/01/17	2,540	2,522,220
New York City Industrial Development Agency, Refunding
RB (ACA), Special Needs Facilities Pooled Program:
Series A-1, 4.38%, 7/01/20	1,000	848,170
Series A-1, 4.50%, 7/01/30	210	152,781
Series C-1, 5.10%, 7/01/31	525	408,403
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	250	266,475
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	788,955
New York & Presbyterian Hospital (AGM),
5.00%, 8/15/36	1,000	1,023,140
New York State Association for Retarded Children, Inc.,
Series B (AMBAC), 6.00%, 7/01/32	700	767,634
North Shore-Long Island Jewish Health System,
Series A, 5.00%, 5/01/32	2,500	2,609,800
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	1,675	1,780,709
North Shore-Long Island Jewish Health System,
Series A, 5.75%, 5/01/37	1,725	1,853,875
NYU Hospital Center, Series A, 5.75%, 7/01/31	1,055	1,120,515
NYU Hospital Center, Series A, 5.00%, 7/01/36	1,500	1,491,615
NYU Hospital Center, Series B, 5.63%, 7/01/37	530	544,225
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,719,350
North Shore-Long Island Jewish Health System,
Series E, 5.50%, 5/01/33	1,000	1,066,980
Orange County Industrial Development Agency New York,
RB, Special Needs Facilities Pooled Program, Series G-1
(ACA), 4.90%, 7/01/21	845	730,908
Suffolk County Industrial Development Agency
New York, RB:
Huntington Hospital Project, Series B,
5.88%, 11/01/32 (c)	2,000	2,093,780
Special Needs Facilities Pooled Program, Series D-1,
6.50%, 7/01/17	135	134,055
Special Needs Facilities Pooled Program, Series D-1
(ACA), 4.90%, 7/01/21	330	285,443

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Sullivan County Industrial Development Agency New York,
RB, Special Needs Facilities Pooled Program, Series H-1
(ACA), 4.90%, 7/01/21	$330	$285,443
Westchester County Healthcare Corp. New York, Refunding
RB, Senior Lien, Series B, 6.00%, 11/01/30	375	410,460
Westchester County Industrial Development Agency
New York, MRB, Kendal on Hudson Project, Series A:
6.38%, 1/01/24	1,000	1,001,560
6.50%, 1/01/34 (c)	5,200	5,524,740
Westchester County Industrial Development Agency
New York, RB, Special Needs Facilities Pooled Program,
Series E-1 (ACA), 4.90%, 7/01/21	350	302,743
Yonkers Industrial Development Agency New York, RB,
Sacred Heart Associations Project, Series A, AMT
(SONYMA), 5.00%, 10/01/37	1,640	1,673,915
		41,521,026
Housing — 5.6%
Monroe County Industrial Development Agency,
IDRB, Southview Towers Project, AMT (SONYMA),
6.25%, 2/01/31	1,000	1,001,440
New York City Housing Development Corp., RB, Series C,
AMT, 5.05%, 11/01/36	1,220	1,233,042
New York Mortgage Agency, Refunding RB, AMT:
Series 101, 5.40%, 4/01/32	2,145	2,145,772
Series 133, 4.95%, 10/01/21	395	406,096
Series 143, 4.90%, 10/01/37	1,760	1,760,669
New York State HFA, RB, AMT, Series A:
Division Street (SONYMA), 5.10%, 2/15/38	875	881,449
Highland Avenue Senior Apartments (SONYMA),
5.00%, 2/15/39	2,000	2,005,260
Kensico Terrace Apartments (SONYMA),
4.90%, 2/15/38	645	645,516
M/F Housing, Watergate II, 4.75%, 2/15/34	580	578,393
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac),
4.50%, 5/01/25	3,000	3,090,270
Yonkers Industrial Development Agency New York, RB,
Monastery Manor Associates LP Project, AMT (SONYMA),
5.25%, 4/01/37	585	592,622
		14,340,529
State — 7.4%
New York City Transitional Finance Authority, Future Tax
Secured Bond, RB, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,791,388
New York Liberty Development Corp., RB, World Trade
Center Project:
5.00%, 11/15/31	860	905,855
5.75%, 11/15/51	1,340	1,453,364
New York State Dormitory Authority, LRB, Municipal Health
Facilities, Sub-Series 2-4, 4.75%, 1/15/30	1,700	1,764,107
New York State Dormitory Authority, RB, Mental Health
Services Facilities Improvement, Series A (AGM),
5.00%, 2/15/22	1,000	1,150,680
New York State Dormitory Authority, Refunding RB,
Upstate Community Colleges, Series B, 5.25%, 7/01/21	1,565	1,695,552
New York State Thruway Authority, Refunding RB,
Series A-1, 5.00%, 4/01/29	1,000	1,100,540
New York State Urban Development Corp., Refunding RB:
Clarkson Center for Advance Materials,
5.50%, 1/01/20	1,685	2,084,008
University Facilities Grants, 5.50%, 1/01/19	3,500	4,301,920
Onondaga Civic Development Corp., RB, Upstate
Properties Development Project, 5.25%, 12/01/41	1,165	1,210,610
State of New York, GO, Series A, 5.00%, 2/15/39	1,250	1,354,988
		18,813,012

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Tobacco — 2.0%
Nassau County Tobacco Settlement Corp., Refunding RB,
Asset-Backed, Senior Series A-3, 5.00%, 6/01/35	$2,000	$1,478,360
New York Counties Tobacco Trust I, RB, Tobacco Pass Thru,
Series B:
6.50%, 6/01/35	750	708,713
6.63%, 6/01/42	490	463,721
Niagara County Tobacco Asset Securitization Corp.
New York, RB, Asset-Backed, 6.25%, 5/15/40	1,000	903,440
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series A-1 (AMBAC),
5.25%, 6/01/20	1,455	1,541,078
		5,095,312
Transportation — 6.2%
Hudson Yards Infrastructure Corp., RB (AGC),
5.00%, 2/15/47	1,000	1,012,110
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	1,760	2,097,850
Series A, 5.63%, 11/15/39	500	549,650
Onondaga County Industrial Development Agency
New York, RB, AMT Air Cargo:
Senior, 6.13%, 1/01/32	3,940	3,349,079
Subordinate, 7.25%, 1/01/32	1,365	1,273,941
Port Authority of New York & New Jersey, RB, Special
Project, JFK International Air Terminal, Series 6:
6.00%, 12/01/42	2,000	2,103,900
(NPFGC), 6.25%, 12/01/13	2,575	2,685,776
(NPFGC), 6.25%, 12/01/14	2,620	2,766,012
		15,838,318
Utilities — 6.3%
Long Island Power Authority, RB:
General, Series A (AGM), 5.00%, 5/01/36	500	533,390
General, Series C (CIFG), 5.25%, 9/01/29	3,000	3,480,000
Long Island Power Authority, Refunding RB, Series A:
5.50%, 4/01/24	1,250	1,442,575
6.00%, 5/01/33	2,450	2,797,165
5.75%, 4/01/39	300	334,749
New York City Municipal Water Finance Authority, RB:
Fiscal 2008, Series A, 5.00%, 6/15/38	1,570	1,661,264
Fiscal 2009, Series A, 5.75%, 6/15/40	500	570,410
Second General Resolution HH, 5.00%, 6/15/32	2,800	3,085,880
Series FF-2, 5.50%, 6/15/40	800	894,752
New York State Environmental Facilities Corp., RB,
Revolving Funds NYC Municipal Water, 5.00%, 6/15/36	1,000	1,091,260
		15,891,445
Total Municipal Bonds in New York		212,199,909

Guam — 1.5%
State — 0.4%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,007,587
Tobacco — 0.3%
Guam Economic Development & Commerce Authority,
Refunding RB, Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	1,075	890,627
Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	2,000	1,984,900
Total Municipal Bonds in Guam		3,883,114

Municipal Bonds	Par (000)	Value
Puerto Rico — 5.4%
County/City/Special District/School District — 0.5%
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.76%, 8/01/41 (b)	$7,500	$1,245,975
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	1,750	1,859,218
State — 1.7%
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (b):
(AMBAC), 6.71%, 7/01/44	1,100	121,517
(FGIC), 6.76%, 7/01/42	7,470	953,396
Puerto Rico Public Buildings Authority, RB, Government
Facilities, Series I, 5.25%, 7/01/33 (c)	55	61,082
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A:
5.75%, 8/01/37	2,000	2,183,240
(AGM), 5.00%, 8/01/40	1,000	1,035,600
		4,354,835
Tobacco — 0.4%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.63%, 5/15/43	1,000	849,450
Transportation — 1.6%
Puerto Rico Highway & Transportation Authority, RB,
Series Y (AGM), 6.25%, 7/01/21	1,000	1,173,200
Puerto Rico Highway & Transportation Authority,
Refunding RB (AGM):
Series AA-1, 4.95%, 7/01/26	2,175	2,274,789
Series CC, 5.50%, 7/01/30	450	505,498
		3,953,487
Utilities — 0.5%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A, 6.00%, 7/01/38	500	526,615
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC), 5.25%, 7/01/30	745	800,063
		1,326,678
Total Municipal Bonds in Puerto Rico		13,589,643

US Virgin Islands — 1.7%
Corporate — 1.7%
United States Virgin Islands, Refunding RB, Senior
Secured, Hovensa Coker Project, 6.50%, 7/01/21	4,500	4,336,695
Total Municipal Bonds in the US Virgin Islands		4,336,695
Total Municipal Bonds — 92.1%		234,009,361

Municipal Bonds Transferred to
Tender Option Bond Trusts (e)
New York — 8.8%

County/City/Special District/School District — 2.7%
City of New York, New York, GO, Series J, 5.00%, 5/15/23	1,800	1,949,940
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	3,200	3,281,312
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.25%, 7/01/29	1,350	1,503,765
		6,735,017

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	35

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
Transportation — 4.4%
Hudson Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	$2,250	$2,433,732
New York Liberty Development Corp., RB, World Trade
Center Port Authority, 5.25%, 12/15/43	6,495	7,128,392
Port Authority of New York & New Jersey, RB,
Consolidated 169th Series, 5.00%, 10/15/26	1,500	1,665,390
		11,227,514
Utilities — 1.7%
New York City Municipal Water Finance Authority,
Refunding RB, Series A, 4.75%, 6/15/30	4,000	4,245,400
		22,207,931

Puerto Rico
County/City/Special District/School District — 0.4%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	1,010	1,088,810
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 9.2%		23,296,741
Total Long-Term Investments
(Cost — $248,247,793) — 101.3%		257,306,102

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (f)(g)	3,942,864	3,942,864
Total Short-Term Securities
(Cost — $3,942,864) — 1.5%		3,942,864
Total Investments (Cost — $252,190,657) — 102.8%		261,248,966
Other Assets Less Liabilities — 1.9%		4,786,022
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (4.7)%		(11,905,504)
Net Assets — 100.0%		$254,129,484

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Securities represent bonds transferred to a TOB trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(f)	Represents the current yield as of report date.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at December 31, 2011	Income
BIF New York
Municipal
Money Fund	1,241,982	2,740,882	3,942,864	—

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
40	10-Year US	Chicago Board	March
	Treasury Note	of Trade	2012	$5,245,000	$ (25,076)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$257,306,102	—	$257,306,102
Short–Term Securities	$3,942,864	—	—	3,942,864
Total	$3,942,864	$257,306,102	—	$261,248,966

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest Rate Contracts	$(25,076)	—	—	$(25,076)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
36	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Statements of Assets and Liabilities

December 31, 2011 (Unaudited)	BlackRock Short-Term Municipal Fund	BlackRock National Municipal Fund	BlackRock High Yield Municipal Fund	BlackRock New York Municipal Bond Fund
Assets
Investments at value — unaffiliated[1]	$1,050,293,759	$4,145,352,229	$208,896,270	$257,306,102
Investments at value — affiliated[2]	16,944,113	389,796,373	8,839,038	3,942,864
Cash	98,515	—	—	—
Cash pledged as collateral for financial futures contracts	—	960,000	79,000	77,000
Interest receivable	11,880,857	64,890,703	3,064,084	4,112,791
Capital shares sold receivable	5,699,083	14,915,261	1,609,399	442,560
Investments sold receivable	—	20,465,962	120,000	1,202,778
Prepaid expenses	53,113	27,043	5,627	25,909
Other assets	—	—	—	4,933
Total assets	$1,084,969,440	$4,636,407,571	$222,613,418	$267,114,937

Liabilities
Bank overdraft	—	864,654	82,287	2,173
Investments purchased payable	22,249,628	8,790,975	—	—
Income dividends payable	620,322	10,564,463	695,021	713,116
Capital shares redeemed payable	2,800,674	10,915,483	774,172	120,526
Investment advisory fees payable	421,176	1,422,471	86,472	116,685
Service and distribution fees payable	118,109	709,735	25,162	45,110
Interest expense payable	—	225,317	6,321	1,913
Margin variation payable	—	140,625	11,531	11,250
Officer's and Directors' fees payable	19,425	53,329	12,610	12,557
Other affiliates payable	2,676	11,151	482	666
Other accrued expenses payable	74,727	415,764	23,422	76,647
Total accrued liabilities	26,306,737	34,113,967	1,717,480	1,100,643

Other Liabilities
TOB trust certificates	—	480,373,769	21,772,246	11,884,810
Total liabilities	26,306,737	514,487,736	23,489,726	12,985,453
Net Assets	$1,058,662,703	$4,121,919,835	$199,123,692	$254,129,484

Net Assets Consist of
Paid-in capital	$1,057,053,324	$4,004,000,853	$206,375,609	$259,546,766
Undistributed (distributions in excess of) net investment income	(565,108)	2,134,435	385,270	736,854
Accumulated net realized loss	(7,445,479)	(129,685,675)	(13,131,583)	(15,187,369)
Net unrealized appreciation/depreciation	9,619,966	245,470,222	5,494,396	9,033,233
Net Assets	$1,058,662,703	$4,121,919,835	$199,123,692	$254,129,484
[1] Investments at cost — unaffiliated	$1,040,673,793	$3,899,568,557	$203,376,171	$248,247,793
[2] Investments at cost — affiliated	$16,944,113	$389,796,373	$8,839,038	$3,942,864

Net Asset Value
BlackRock:
Net assets	$64,233,800	$443,386,036	—	—
Shares outstanding, $0.10 par value	6,310,410	42,257,269	—	—
Net asset value	$10.18	$10.49	—	—
Par value per share	$0.10	$0.10	—	—
Shares authorized	150 Million	375 Million	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	37

Statements of Assets and Liabilities (concluded)

December 31, 2011 (Unaudited)	BlackRock Short-Term Municipal Fund	BlackRock National Municipal Fund	BlackRock High Yield Municipal Fund	BlackRock New York Municipal Bond Fund
Net Asset Value (concluded)
Institutional:
Net assets	$638,147,161	$1,786,023,849	$132,989,222	$25,567,424
Shares outstanding, $0.10 par value	62,709,817	170,218,100	15,300,033	2,410,564
Net asset value	$10.18	$10.49	$8.69	$10.61
Par value	$0.10	$0.10	$0.10	$0.10
Shares authorized	150 Million	375 Million	100 Million	Unlimited
Service:
Net assets	—	$6,980,678	—	—
Shares outstanding, $0.10 par value	—	664,981	—	—
Net asset value	—	$10.50	—	—
Par value	—	$0.10	—	—
Shares authorized	—	375 Million	—	—
Investor A:
Net assets	$220,670,560	$1,341,936,039	$44,378,229	$40,681,698
Shares outstanding, $0.10 par value	21,672,119	127,829,753	5,116,942	3,832,379
Net asset value	$10.18	$10.50	$8.67	$10.62
Par value	$0.10	$0.10	$0.10	$0.10
Shares authorized	150 Million	375 Million	100 Million	Unlimited
Investor A1:
Net assets	$52,078,892	—	—	$152,205,539
Shares outstanding, $0.10 par value	5,113,593	—	—	14,340,077
Net asset value	$10.18	—	—	$10.61
Par value	$0.10	—	—	$0.10
Shares authorized	150 Million	—	—	Unlimited
Investor B:
Net assets	$3,464,880	$33,888,100	—	$4,466,176
Shares outstanding, $0.10 par value	340,447	3,230,879	—	420,942
Net asset value	$10.18	$10.49	—	$10.61
Par value	$0.10	$0.10	—	$0.10
Shares authorized	150 Million	375 Million	—	Unlimited
Investor B1:
Net assets	—	$519,694	—	—
Shares outstanding, $0.10 par value	—	49,547	—	—
Net asset value	—	$10.49	—	—
Par value	—	$0.10	—	—
Shares authorized	—	375 Million	—	—
Investor C:
Net assets	$80,067,410	$409,294,131	$21,756,241	$20,229,976
Shares outstanding, $0.10 par value	7,865,434	38,983,922	2,502,264	1,906,593
Net asset value	$10.18	$10.50	$8.69	$10.61
Par value	$0.10	$0.10	$0.10	$0.10
Shares authorized	150 Million	375 Million	100 Million	Unlimited
Investor C1:
Net assets	—	$99,891,308	—	$10,978,671
Shares outstanding, $0.10 par value	—	9,518,469	—	1,034,460
Net asset value	—	$10.49	—	$10.61
Par value	—	$0.10	—	$0.10
Shares authorized	—	375 Million	—	Unlimited

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Statements of Operations

Six Months Ended December 31, 2011 (Unaudited)	BlackRock Short-Term Municipal Fund	BlackRock National Municipal Fund	BlackRock High Yield Municipal Fund	BlackRock New York Municipal Bond Fund
Investment Income
Interest	$6,605,640	$97,175,765	$5,409,692	$6,732,054
Income – affiliated	547	14,846	373	—
Total income	6,606,187	97,190,611	5,410,065	6,732,054

Expenses
Investment advisory	1,709,940	8,953,738	472,772	693,027
Distribution – Service	—	8,952	—	—
Service – Investor A	274,732	1,489,283	39,216	47,525
Service – Investor A1	26,392	—	—	76,661
Service and distribution – Investor B	8,070	138,630	—	12,570
Service and distribution – Investor B1	—	704	—	—
Service and distribution – Investor C	413,999	1,863,844	97,347	93,387
Service and Distribution – Investor C1	—	394,966	—	32,693
Transfer agent – BlackRock	184	75,902	—	—
Transfer agent – Institutional	315,860	794,099	10,828	9,543
Transfer agent – Service	—	167	—	—
Transfer agent – Investor A	33,754	352,244	4,962	20,000
Transfer agent – Investor A1	14,096	—	—	37,841
Transfer agent – Investor B	2,403	22,948	—	2,470
Transfer agent – Investor B1	—	502	—	—
Transfer agent – Investor C	24,976	117,094	5,519	3,911
Transfer agent – Investor C1	—	24,598	—	2,351
Accounting services	117,513	265,802	29,748	37,731
Registration	55,369	97,037	30,833	34,948
Professional	27,669	61,029	23,104	43,570
Custodian	29,037	91,726	8,279	8,959
Printing	45,188	60,393	3,815	16,883
Officer and Directors	19,867	32,357	9,839	11,174
Reorganization	—	11,664	—	—
Miscellaneous	26,894	38,743	8,337	17,491
Total expenses excluding interest expense and fees	3,145,943	14,896,422	744,599	1,202,735
Interest expense and fees[1]	—	1,537,737	65,370	20,694
Total expenses	3,145,943	16,434,159	809,969	1,223,429
Less fees waived by advisor	(3,010)	(882,974)	(2,031)	(2,360)
Less transfer agent fees waived and/or reimbursed – class specific	(301,288)	(472,530)	—	—
Total expenses after fees waived and/or reimbursed	2,841,645	15,078,655	807,938	1,221,069
Net investment income	3,764,542	82,111,956	4,602,127	5,510,985

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Net realized gain (loss) from investments	337,929	8,859,894	(437,516)	(2,046,956)
Financial futures contracts	—	528,513	(257,216)	(457,657)
	337,929	9,388,407	(694,732)	(2,504,613)
Net change in unrealized appreciation/depreciation on:
Investments	350,474	147,555,944	7,789,995	8,454,272
Financial futures contracts	—	(313,450)	(34,335)	(101,934)
	350,474	147,242,494	7,755,660	8,352,338
Total realized and unrealized gain	688,403	156,630,901	7,060,928	5,847,725
Net Increase in Net Assets Resulting from Operations	$4,452,945	$238,742,857	$11,663,055	$11,358,710
[1] Related to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	39

Statements of Changes in Net Assets	BlackRock Short-Term Municipal Fund

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Operations
Net investment income	$3,764,542	$11,814,258
Net realized gain	337,929	733,958
Net change in unrealized appreciation/depreciation	350,474	(1,618,994)
Net increase in net assets resulting from operations	4,452,945	10,929,222

Dividends to Shareholders From
Net investment income:
BlackRock	(280,334)	(296,867)
Institutional	(3,368,370)	(7,987,166)
Investor A	(887,240)	(2,574,837)
Investor A1	(254,080)	(671,515)
Investor B	(15,435)	(59,313)
Investor C	(8,150)	(224,914)
Decrease in net assets resulting from dividends to shareholders	(4,813,609)	(11,814,612)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	44,754,832	(120,319,787)

Net Assets
Total increase (decrease) in net assets	44,394,168	(121,205,177)
Beginning of period	1,014,268,535	1,135,473,712
End of period	$1,058,662,703	$1,014,268,535
Undistributed net investment income (loss)	$(565,108)	$483,959

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Statements of Changes in Net Assets	BlackRock National Municipal Fund

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Operations
Net investment income	$82,111,956	$112,055,270
Net realized gain (loss)	9,388,407	(20,239,419)
Net change in unrealized appreciation/depreciation	147,242,494	(22,336,758)
Net increase in net assets resulting from operations	238,742,857	69,479,093

Dividends to Shareholders From
Net investment income:
BlackRock	(9,329,163)	—
Institutional	(37,154,647)	(57,025,147)
Service	(155,200)	—
Investor A	(25,891,874)	(38,918,106)
Investor B	(708,341)	(1,562,654)
Investor B1	(11,699)	—
Investor C	(6,688,320)	(11,251,949)
Investor C1	(1,866,114)	(3,251,474)
Decrease in net assets resulting from dividends to shareholders	(81,805,358)	(112,009,330)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,516,960,952	140,450,808

Net Assets
Total increase in net assets	1,673,898,451	97,920,571
Beginning of period	2,448,021,384	2,350,100,813
End of period	$4,121,919,835	$2,448,021,384
Undistributed net investment income	$2,134,435	$1,888,807

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	41

Statements of Changes in Net Assets	BlackRock High Yield Municipal Fund

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Operations
Net investment income	$4,602,127	$8,137,725
Net realized loss	(694,732)	(3,380,274)
Net change in unrealized appreciation/depreciation	7,755,660	1,092,810
Net increase in net assets resulting from operations	11,663,055	5,850,261

Dividends to Shareholders From
Net investment income:
Institutional	(3,291,245)	(5,823,873)
Investor A	(812,579)	(1,388,936)
Investor C	(427,074)	(752,102)
Decrease in net assets resulting from dividends and distributions to shareholders	(4,530,898)	(7,964,911)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	34,384,111	25,911,196

Net Assets
Total increase in net assets	41,516,268	23,796,546
Beginning of period	157,607,424	133,810,878
End of period	$199,123,692	$157,607,424
Undistributed net investment income	$385,270	$314,041

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Statements of Changes in Net Assets	BlackRock New York Municipal Bond Fund

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Operations
Net investment income	$5,510,985	$11,696,840
Net realized loss	(2,504,613)	(1,096,931)
Net change in unrealized appreciation/depreciation	8,352,338	(4,209,627)
Net increase in net assets resulting from operations	11,358,710	6,390,282

Dividends to Shareholders From
Net investment income:
Institutional	(603,715)	(1,205,096)
Investor A	(824,342)	(1,709,124)
Investor A1	(3,482,434)	(7,233,004)
Investor B	(102,750)	(338,853)
Investor C	(340,096)	(666,985)
Investor C1	(220,343)	(474,356)
Decrease in net assets resulting from dividends and distributions to shareholders	(5,573,680)	(11,627,418)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	1,577,955	(11,511,267)

Net Assets
Total increase (decrease) in net assets	7,362,985	(16,748,403)
Beginning of period	246,766,499	263,514,902
End of period	$254,129,484	$246,766,499
Undistributed net investment income	$736,854	$799,549

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	43

Statements of Cash Flows

Six Months Ended December 31, 2011 (Unaudited)	BlackRock National Municipal Fund
Cash Used for Operating Activities
Net increase in net assets resulting from operations	$275,351,932
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Increase in interest receivable	(13,281,798)
Decrease in prepaid expenses	81,537
Increase in service and distribution fees payable	205,377
Increase in investment advisory fees payable	318,569
Increase in interest expense payable	7,624
Decrease in other affiliates payable	(131,975)
Decrease in other accrued expenses payable	(1,491,125)
Increase in margin variation payable	140,625
Decrease in cash pledged as collateral for financial futures contracts	(570,000)
Decrease in reorganization costs	(100,952)
Increase in other liabilities	4,765,281
Increase in Officer's and Directors' fees payable	44,525
Net realized and unrealized loss on investments	(193,024,914)
Amortization of premium and accretion of discount on investments	5,573,956
Proceeds from sales of long-term investments	787,767,970
Purchases of long-term investments	(1,034,485,977)
Net proceeds from purchases of short-term securities	(122,283,467)
Cash used for operating activities	$(291,112,812)

Cash Provided by Financing Activities
Proceeds from issuance of Capital shares	$634,842,715
Cash payments on Capital shares	(336,405,579)
Cash receipts from borrowings	36,928,287
Cash payments from borrowings	(10,525,000)
Cash dividends paid to Capital Shareholders	(34,491,820)
Increase in bank overdraft	759,986
Cash provided by financing activities	$291,108,589

Cash
Net increase (decrease) in cash	$(4,223)
Cash at beginning of period	4,223
Cash at end of period	—

Cash Flow Information
Cash paid during the period for interest and fees	$1,748,706

Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to Shareholders	$45,339,510

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowings during the period, based on the average borrowings outstanding in relation to total assets.

44	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights	BlackRock Short-Term Municipal Fund

	BlackRock
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,				Period October 2, 2006[1] to June 30, 2007

		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.18	$10.19	$10.14	$9.98	$9.89	$9.93
Net investment income[2]	0.04	0.12	0.15	0.26	0.33	0.25
Net realized and unrealized gain (loss)	0.02	(0.00)[3]	0.06	0.17	0.09	(0.04)
Net increase from investment operations	0.06	0.12	0.21	0.43	0.42	0.21
Dividends from net investment income	(0.06)	(0.13)	(0.16)	(0.27)	(0.33)	(0.25)
Net asset value, end of period	$10.18	$10.18	$10.19	$10.14	$9.98	$9.89

Total Investment Return[4]
Based on net asset value	0.54%[5]	1.17%	2.04%	4.36%	4.26%	2.09%[6]

Ratios to Average Net Assets
Total expenses	0.39%[6]	0.40%	0.41%	0.45%	0.42%	0.45%[6]
Total expenses after fees waived and paid indirectly	0.39%[6]	0.39%	0.40%	0.44%	0.39%	0.35%[6]
Net investment income	0.85%[6]	1.25%	1.42%	2.65%	3.28%	3.34%[6]

Supplemental Data
Net assets, end of period (000)	$64,234	$43,941	$17,244	$2,424	$1,822	$2,457
Portfolio turnover	26%	44%	36%	21%	33%	110%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $(0.01) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	45

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Institutional
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,

		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.18	$10.18	$10.13	$9.97	$9.88	$9.88
Net investment income[1]	0.05	0.13	0.15	0.27	0.33	0.32
Net realized and unrealized gain (loss)	0.00 [2]	(0.00)[3]	0.06	0.17	0.09	0.00 [2]
Net increase from investment operations	0.05	0.13	0.21	0.44	0.42	0.32
Dividends from net investment income	(0.05)	(0.13)	(0.16)	(0.28)	(0.33)	(0.32)
Net asset value, end of period	$10.18	$10.18	$10.18	$10.13	$9.97	$9.88

Total Investment Return[4]
Based on net asset value	0.54%[5]	1.27%	2.04%	4.45%	4.31%	3.32%

Ratios to Average Net Assets
Total expenses	0.50%[6]	0.49%	0.48%	0.47%	0.49%	0.48%
Total expenses after fees waived and paid indirectly	0.40%[6]	0.40%	0.40%	0.35%	0.35%	0.38%
Net investment income	0.88%[6]	1.26%	1.50%	2.68%	3.30%	3.27%

Supplemental Data
Net assets, end of period (000)	$638,147	$603,837	$628,194	$403,143	$181,624	$131,061
Portfolio turnover	26%	44%	36%	21%	33%	110%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Amount is less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor A
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,				Period October 2, 2006[1] to June 30, 2007

		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.19	$10.19	$10.13	$9.98	$9.88	$9.93
Net investment income[2]	0.03	0.10	0.12	0.21	0.30	0.23
Net realized and unrealized gain (loss)	0.00 [3]	(0.00)[4]	0.07	0.19	0.11	(0.05)
Net increase from investment operations	0.03	0.10	0.19	0.40	0.41	0.18
Dividends from net investment income	(0.04)	(0.10)	(0.13)	(0.25)	(0.31)	(0.23)
Net asset value, end of period	$10.18	$10.19	$10.19	$10.13	$9.98	$9.88

Total Investment Return[5]
Based on net asset value	0.30%[6]	0.99%	1.86%	4.08%	4.15%	1.79%[6]

Ratios to Average Net Assets
Total expenses	0.67%[7]	0.67%	0.68%	0.72%	0.79%	1.06%[7]
Total expenses after fees waived and paid indirectly	0.67%[7]	0.67%	0.67%	0.60%	0.60%	0.61%[7]
Net investment income	0.60%[7]	1.00%	1.20%	2.26%	3.03%	3.12%[7]

Supplemental Data
Net assets, end of period (000)	$220,671	$221,827	$297,336	$121,355	$9,403	$1,456
Portfolio turnover	26%	44%	36%	21%	33%	110%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.01 per share.
[4]	Amount is less than $(0.01) per share.
[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	47

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor A1
	Six Months Ended December 31, 2011	Year Ended June 30,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.19	$10.19	$10.14	$9.98	$9.89	$9.89
Net investment income[1]	0.04	0.12	0.14	0.27	0.32	0.32
Net realized and unrealized gain (loss)	0.00 [2]	(0.00)[3]	0.05	0.16	0.09	(0.01)
Net increase from investment operations	0.04	0.12	0.19	0.43	0.41	0.31
Dividends from net investment income	(0.05)	(0.12)	(0.14)	(0.27)	(0.32)	(0.31)
Net asset value, end of period	$10.18	$10.19	$10.19	$10.14	$9.98	$9.89

Total Investment Return[4]
Based on net asset value	0.38%[5]	1.14%	1.91%	4.34%	4.20%	3.21%

Ratios to Average Net Assets
Total expenses	0.55%[6]	0.54%	0.55%	0.58%	0.59%	0.58%
Total expenses after fees waived and paid indirectly	0.52%[6]	0.52%	0.52%	0.45%	0.45%	0.48%
Net investment income	0.76%[6]	1.14%	1.41%	2.70%	3.22%	3.18%

Supplemental Data
Net assets, end of period (000)	$52,079	$53,141	$66,404	$78,606	$105,580	$122,281
Portfolio turnover	26%	44%	36%	21%	33%	110%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Amount is less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor B
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,

		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.18	$10.18	$10.13	$9.97	$9.88	$9.88
Net investment income[1]	0.02	0.09	0.11	0.24	0.30	0.29
Net realized and unrealized gain (loss)	0.01	(0.00)[2]	0.05	0.16	0.08	(0.00)[2]
Net increase from investment operations	0.03	0.09	0.16	0.40	0.38	0.29
Dividends from net investment income	(0.03)	(0.09)	(0.11)	(0.24)	(0.29)	(0.29)
Net asset value, end of period	$10.18	$10.18	$10.18	$10.13	$9.97	$9.88

Total Investment Return[3]
Based on net asset value	0.33%[4]	0.85%	1.62%	4.08%	3.94%	2.95%

Ratios to Average Net Assets
Total expenses	0.85%[5]	0.82%	0.82%	0.85%	0.85%	0.85%
Total expenses after fees waived and paid indirectly	0.81%[5]	0.81%	0.81%	0.70%	0.70%	0.74%
Net investment income	0.48%[5]	0.86%	1.13%	2.41%	2.97%	2.90%

Supplemental Data
Net assets, end of period (000)	$3,465	$5,258	$8,503	$9,917	$10,612	$14,380
Portfolio turnover	26%	44%	36%	21%	33%	110%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	49

Financial Highlights (concluded)	BlackRock Short-Term Municipal Fund

	Investor C
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,				Period October 31, 2006[1] to June 30, 2007

		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.18	$10.18	$10.13	$9.97	$9.88	$9.93
Net investment income (loss)[2]	(0.01)	0.02	0.05	0.15	0.23	0.17
Net realized and unrealized gain (loss)	0.01	(0.00)[3]	0.05	0.19	0.09	(0.05)
Net increase from investment operations	0.00	0.02	0.10	0.34	0.32	0.12
Dividends from net investment income	(0.00)[3]	(0.02)	(0.05)	(0.18)	(0.23)	(0.17)
Net asset value, end of period	$10.18	$10.18	$10.18	$10.13	$9.97	$9.88

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.21%	0.97%	3.41%	3.27%	1.23%[5]

Ratios to Average Net Assets
Total expenses	1.45%[6]	1.45%	1.46%	1.52%	1.78%	2.06%[6]
Total expenses after fees waived and paid indirectly	1.45%[6]	1.45%	1.45%	1.35%	1.35%	1.36%[6]
Net investment income (loss)	(0.17)%[6]	0.22%	0.44%	1.56%	2.28%	2.37%[6]

Supplemental Data
Net assets, end of period (000)	$80,067	$86,264	$117,792	$69,632	$7,365	$2,084
Portfolio turnover	26%	44%	36%	21%	33%	110%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights	BlackRock National Municipal Fund

BlackRock
July 18, 2011[1] to December 31, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.11
Net investment income[2]	0.22
Net realized and unrealized gain	0.37
Net increase from investment operations	0.59
Dividends from net investment income	(0.21)
Net asset value, end of period	$10.49

Total Investment Return[3]
Based on net asset value	5.92%[4]

Ratios to Average Net Assets
Total expenses	0.64%[5]
Total expenses after fees waived and paid indirectly	0.55%[5]
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	0.46%[5]
Net investment income	4.60%[5]

Supplemental Data
Net assets, end of period (000)	$443,386
Portfolio turnover	21%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	51

Financial Highlights (continued)	BlackRock National Municipal Fund

	Institutional
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,

		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.05	$10.19	$9.61	$9.95	$10.39	$10.36
Net investment income[1]	0.24	0.49	0.48	0.48	0.48	0.49
Net realized and unrealized gain (loss)	0.43	(0.14)	0.57	(0.35)	(0.44)	0.05
Net increase from investment operations	0.67	0.35	1.05	0.13	0.04	0.54
Dividends from net investment income	(0.23)	(0.49)	(0.47)	(0.47)	(0.48)	(0.51)
Net asset value, end of period	$10.49	$10.05	$10.19	$9.61	$9.95	$10.39

Total Investment Return[2]
Based on net asset value	6.75%[3]	3.49%	11.16%	1.56%	0.35%	5.06%

Ratios to Average Net Assets
Total expenses	0.69%[4]	0.69%	0.62%	0.67%	0.79%	1.00%
Total expenses after fees waived and paid indirectly	0.64%[4]	0.69%	0.62%	0.65%	0.78%	0.99%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[5]	0.56%[4]	0.60%	0.59%	0.60%	0.60%	0.59%
Net investment income	4.53%[4]	4.83%	4.76%	5.10%	4.69%	4.66%

Supplemental Data
Net assets, end of period (000)	$1,786,024	$1,207,501	$1,103,381	$934,807	$977,642	$976,153
Portfolio turnover	21%	51%	70%	65%	61%	46%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock National Municipal Fund

Service
July 18, 2011[1] to December 31, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.11
Net investment income[2]	0.21
Net realized and unrealized gain	0.38
Net increase from investment operations	0.59
Dividends from net investment income	(0.20)
Net asset value, end of period	$10.50

Total Investment Return[3]
Based on net asset value	5.90%[4]

Ratios to Average Net Assets
Total expenses	0.85%[5]
Total expenses after fees waived and paid indirectly	0.80%[5]
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	0.72%[5]
Net investment income	4.35%[5]

Supplemental Data
Net assets, end of period (000)	$6,981
Portfolio turnover	21%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	53

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor A
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,

		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.06	$10.19	$9.62	$9.96	$10.39	$10.37
Net investment income[1]	0.23	0.46	0.45	0.46	0.45	0.46
Net realized and unrealized gain (loss)	0.43	(0.13)	0.57	(0.35)	(0.43)	0.03
Net increase from investment operations	0.66	0.33	1.02	0.11	0.02	0.49
Dividends from net investment income	(0.22)	(0.46)	(0.45)	(0.45)	(0.45)	(0.47)
Net asset value, end of period	$10.50	$10.06	$10.19	$9.62	$9.96	$10.39

Total Investment Return[2]
Based on net asset value	6.65%[3]	3.36%	10.77%	1.32%	0.22%	4.71%

Ratios to Average Net Assets
Total expenses	0.90%[4]	0.92%	0.87%	0.91%	1.02%	1.24%
Total expenses after fees waived and paid indirectly	0.81%[4]	0.92%	0.87%	0.90%	1.01%	1.24%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[5]	0.73%[4]	0.83%	0.84%	0.84%	0.82%	0.84%
Net investment income	4.36%[4]	4.60%	4.52%	4.87%	4.46%	4.43%

Supplemental Data
Net assets, end of period (000)	$1,341,936	$855,849	$820,009	$635,090	$472,018	$349,225
Portfolio turnover	21%	51%	70%	65%	61%	46%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor B
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,

		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.05	$10.18	$9.61	$9.95	$10.38	$10.36
Net investment income[1]	0.20	0.41	0.40	0.41	0.40	0.41
Net realized and unrealized gain (loss)	0.44	(0.12)	0.57	(0.35)	(0.43)	0.02
Net increase (decrease) from investment operations	0.64	0.29	0.97	0.06	(0.03)	0.43
Dividends from net investment income	(0.20)	(0.42)	(0.40)	(0.40)	(0.40)	(0.41)
Net asset value, end of period	$10.49	$10.05	$10.18	$9.61	$9.95	$10.38

Total Investment Return[2]
Based on net asset value	6.38%[3]	2.89%	10.21%	0.79%	(0.30)%	4.18%

Ratios to Average Net Assets
Total expenses	1.47%[4]	1.44%	1.39%	1.43%	1.54%	1.75%
Total expenses after fees waived and paid indirectly	1.32%[4]	1.38%	1.38%	1.41%	1.53%	1.75%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[5]	1.24%[4]	1.30%	1.36%	1.36%	1.35%	1.34%
Net investment income	3.85%[4]	4.10%	3.99%	4.35%	3.94%	3.92%

Supplemental Data
Net assets, end of period (000)	$33,888	$30,346	$46,152	$58,079	$69,859	$101,260
Portfolio turnover	21%	51%	70%	65%	61%	46%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	55

Financial Highlights (continued)	BlackRock National Municipal Fund

Investor B1
July 18, 2011[1] to December 31, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.11
Net investment income[2]	0.20
Net realized and unrealized gain	0.37
Net increase from investment operations	0.57
Dividends from net investment income	(0.19)
Net asset value, end of period	$10.49

Total Investment Return[3]
Based on net asset value	5.72%[4]

Ratios to Average Net Assets
Total expenses	1.03%[5]
Total expenses after fees waived and paid indirectly	0.98%[5]
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	0.89%[5]
Net investment income	4.17%[5]

Supplemental Data
Net assets, end of period (000)	$520
Portfolio turnover	21%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor C
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,				Period October 2, 2006[1] to June 30, 2007

		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.06	$10.19	$9.62	$9.96	$10.39	$10.57
Net investment income[2]	0.19	0.39	0.38	0.39	0.37	0.25
Net realized and unrealized gain (loss)	0.43	(0.13)	0.57	(0.35)	(0.43)	(0.16)
Net increase (decrease) from investment operations	0.62	0.26	0.95	0.04	(0.06)	0.09
Dividends from net investment income	(0.18)	(0.39)	(0.38)	(0.38)	(0.37)	(0.27)
Net asset value, end of period	$10.50	$10.06	$10.19	$9.62	$9.96	$10.39

Total Investment Return[3]
Based on net asset value	6.25%[4]	2.60%	9.95%	0.56%	(0.57)%	0.96%[4]

Ratios to Average Net Assets
Total expenses	1.66%[5]	1.66%	1.61%	1.66%	1.82%	2.05%[5]
Total expenses after fees waived and
paid indirectly	1.56%[5]	1.66%	1.61%	1.65%	1.81%	2.05%[5]
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[6]	1.48%[5]	1.58%	1.58%	1.59%	1.62%	1.65%[5]
Net investment income	3.61%[5]	3.85%	3.77%	4.12%	3.66%	3.59%[5]

Supplemental Data
Net assets, end of period (000)	$409,294	$281,024	$292,132	$195,475	$103,504	$41,676
Portfolio turnover	21%	51%	70%	65%	61%	46%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	57

Financial Highlights (concluded)	BlackRock National Municipal Fund

	Investor C1
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,

		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.06	$10.19	$9.61	$9.95	$10.39	$10.36
Net investment income[1]	0.20	0.41	0.40	0.41	0.40	0.41
Net realized and unrealized gain (loss)	0.42	(0.13)	0.57	(0.35)	(0.44)	0.04
Net increase (decrease) from investment operations	0.62	0.28	0.97	0.06	(0.04)	0.45
Dividends from net investment income	(0.19)	(0.41)	(0.39)	(0.40)	(0.40)	(0.42)
Net asset value, end of period	$10.49	$10.06	$10.19	$9.61	$9.95	$10.39

Total Investment Return[2]
Based on net asset value	6.25%[3]	2.80%	10.28%	0.76%	(0.44)%	4.23%

Ratios to Average Net Assets
Total expenses	1.44%[4]	1.47%	1.42%	1.46%	1.58%	1.80%
Total expenses after fees waived and paid indirectly	1.37%[4]	1.46%	1.42%	1.44%	1.57%	1.80%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[5]	1.29%[4]	1.38%	1.39%	1.39%	1.39%	1.39%
Net investment income	3.80%[4]	4.04%	3.96%	4.32%	3.90%	3.88%

Supplemental Data
Net assets, end of period (000)	$99,891	$73,302	$88,427	$95,790	$114,746	$140,653
Portfolio turnover	21%	51%	70%	65%	61%	46%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights	BlackRock High Yield Municipal Fund

	Institutional
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,				Period August 1, 2006[1] to June 30, 2007

		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.35	$8.47	$7.29	$8.68	$9.96	$10.00
Net investment income[2]	0.24	0.46	0.46	0.48	0.44	0.39
Net realized and unrealized gain (loss)	0.33	(0.13)	1.18	(1.40)	(1.26)	(0.03)
Net increase (decrease) from investment
operations	0.57	0.33	1.64	(0.92)	(0.82)	0.36
Dividends and distributions from:
Net investment income	(0.23)	(0.45)	(0.46)	(0.47)	(0.44)	(0.40)
Net realized gain	—	—	—	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.23)	(0.45)	(0.46)	(0.47)	(0.46)	(0.40)
Net asset value, end of period	$8.69	$8.35	$8.47	$7.29	$8.68	$9.96

Total Investment Return[4]
Based on net asset value	6.91%[5]	4.14%	22.88%	(10.40)%	(8.38)%	3.59%[5]

Ratios to Average Net Assets
Total expenses	0.78%[6]	0.78%	0.83%	0.93%	0.84%	0.96%[6]
Total expenses after fees waived and paid indirectly	0.77%[6]	0.78%	0.83%	0.92%	0.81%	0.62%[6]
Total expenses after fees waived and excluding
interest expense and fees[7]	0.70%[6]	0.72%	0.79%	0.89%	0.78%	0.62%[6]
Net investment income	5.52%[6]	5.49%	5.63%	6.52%	4.76%	4.35%[6]

Supplemental Data
Net assets, end of period (000)	$132,989	$111,669	$94,146	$45,997	$71,203	$62,464
Portfolio turnover	9%	31%	32%	39%	33%	16%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	59

Financial Highlights (continued)	BlackRock High Yield Municipal Fund

	Investor A
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,				Period August 1, 2006[1] to June 30, 2007

		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.33	$8.46	$7.28	$8.67	$9.95	$10.00
Net investment income[2]	0.22	0.43	0.43	0.44	0.41	0.32
Net realized and unrealized gain (loss)	0.34	(0.13)	1.18	(1.39)	(1.26)	0.01
Net increase (decrease) from investment operations	0.56	0.30	1.61	(0.95)	(0.85)	0.33
Dividends and distributions from:
Net investment income	(0.22)	(0.43)	(0.43)	(0.44)	(0.41)	(0.38)
Net realized gain	—	—	—	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.22)	(0.43)	(0.43)	(0.44)	(0.43)	(0.38)
Net asset value, end of period	$8.67	$8.33	$8.46	$7.28	$8.67	$9.95

Total Investment Return[4]
Based on net asset value	6.78%[5]	3.73%	22.58%	(10.67)%	(8.62)%	3.26%[5]

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.05%	1.09%	1.18%	1.08%	1.19%[6]
Total expenses after fees waived and paid indirectly	1.04%[6]	1.05%	1.09%	1.17%	1.05%	0.89%[6]
Total expenses after fees waived and paid indirectly
excluding interest expense and fees[7]	0.96%[6]	0.99%	1.05%	1.14%	1.03%	0.89%[6]
Net investment income	5.12%[6]	5.21%	5.33%	6.13%	4.52%	4.16%[6]

Supplemental Data
Net assets, end of period (000)	$44,378	$27,993	$25,105	$4,798	$6,513	$5,892
Portfolio turnover	9%	31%	32%	39%	33%	16%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (concluded)	BlackRock High Yield Municipal Fund

	Investor C
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,				Period August 1, 2006[1] to June 30, 2007

		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.35	$8.47	$7.29	$8.68	$9.97	$10.00
Net investment income[2]	0.19	0.37	0.37	0.41	0.34	0.30
Net realized and unrealized gain (loss)	0.34	(0.12)	1.18	(1.41)	(1.27)	(0.02)
Net increase (decrease) from investment operations	0.53	0.25	1.55	(1.00)	(0.93)	0.28
Dividends and distributions from:
Net investment income	(0.19)	(0.37)	(0.37)	(0.39)	(0.34)	(0.31)
Net realized gain	—	—	—	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.19)	(0.37)	(0.37)	(0.39)	(0.36)	(0.31)
Net asset value, end of period	$8.69	$8.35	$8.47	$7.29	$8.68	$9.97

Total Investment Return[4]
Based on net asset value	6.36%[5]	3.07%	21.61%	(11.33)%	(9.40)%	2.84%[5]

Ratios to Average Net Assets
Total expenses	1.82%[6]	1.82%	1.88%	1.97%	1.85%	1.84%[6]
Total expenses after fees waived and paid indirectly	1.81%[6]	1.82%	1.88%	1.97%	1.82%	1.53%[6]
Total expenses after fees waived and paid indirectly
excluding interest expense and fees[7]	1.74%[6]	1.77%	1.84%	1.94%	1.80%	1.53%[6]
Net investment income	4.33%[6]	4.45%	4.58%	5.59%	3.76%	3.50%[6]

Supplemental Data
Net assets, end of period (000)	$21,756	$17,945	$14,560	$5,389	$4,527	$4,378
Portfolio turnover	9%	31%	32%	39%	33%	16%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	61

Financial Highlights	BlackRock New York Municipal Fund

	Institutional
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.36	$10.55	$9.81	$10.38	$10.84	$11.10	$11.05
Net investment income[1]	0.24	0.50	0.49	0.48	0.36	0.49	0.51
Net realized and unrealized gain (loss)	0.25	(0.20)	0.74	(0.56)	(0.46)	(0.26)	0.04
Net increase (decrease) from investment operations	0.49	0.30	1.23	(0.08)	(0.10)	0.23	0.55
Dividends from net investment income	(0.24)	(0.49)	(0.49)	(0.49)	(0.36)	(0.49)	(0.50)
Net asset value, end of period	$10.61	$10.36	$10.55	$9.81	$10.38	$10.84	$11.10

Total Investment Return[2]
Based on net asset value	4.79%[3]	2.97%	12.74%	(0.60)%	(0.91)%[3]	2.12%	5.19%

Ratios to Average Net Assets
Total expenses	0.78%[4]	0.72%	0.76%	0.78%	0.82%[4]	0.85%	0.90%
Total expenses after fees waived and paid indirectly	0.77%[4]	0.72%	0.76%	0.77%	0.81%[4]	0.85%	0.90%
Total expenses after fees waived and paid indirectly
excluding interest expense and fees[5]	0.76%[4]	0.70%	0.75%	0.76%	0.74%[4]	0.73%	0.74%
Net investment income	4.58%[4]	4.78%	4.77%	5.01%	4.56%[4]	4.51%	4.64%

Supplemental Data
Net assets, end of period (000)	$25,567	$25,864	$23,841	$19,105	$17,949	$14,927	$10,995
Portfolio turnover	10%	17%	19%	30%	16%	19%	46%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock New York Municipal Fund

	Investor A
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Period October 2, 2006[1] to September 30, 2007

		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.82	$10.39	$10.85	$11.10
Net investment income[2]	0.23	0.47	0.47	0.46	0.34	0.46
Net realized and unrealized gain (loss)	0.25	(0.19)	0.72	(0.57)	(0.46)	(0.25)
Net increase (decrease) from investment operations	0.48	0.28	1.19	(0.11)	(0.12)	0.21
Dividends from net investment income	(0.23)	(0.46)	(0.46)	(0.46)	(0.34)	(0.46)
Net asset value, end of period	$10.62	$10.37	$10.55	$9.82	$10.39	$10.85

Total Investment Return[3]
Based on net asset value	4.64%[4]	2.76%	12.33%	(0.85)%	(1.10)%[4]	1.93%[4]

Ratios to Average Net Assets
Total expenses	1.04%[5]	1.02%	1.02%	1.05%	1.07%[5]	1.10%[5]
Total expenses after fees waived and paid indirectly	1.04%[5]	1.01%	1.02%	1.04%	1.06%[5]	1.10%[5]
Total expenses after fees waived and paid indirectly
excluding interest expense and fees[6]	1.02%[5]	1.00%	1.01%	1.02%	0.99%[5]	0.99%[5]
Net investment income	4.22%[5]	4.47%	4.50%	4.77%	4.31%[5]	4.27%[5]

Supplemental Data
Net assets, end of period (000)	$40,682	$35,751	$37,736	$20,528	$16,181	$11,964
Portfolio turnover	10%	17%	19%	30%	16%	19%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	63

Financial Highlights (continued)	BlackRock New York Municipal Fund

	Investor A1
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.82	$10.39	$10.85	$11.10	$11.05
Net investment income[1]	0.24	0.49	0.48	0.48	0.36	0.49	0.50
Net realized and unrealized gain (loss)	0.24	(0.19)	0.73	(0.57)	(0.47)	(0.26)	0.04
Net increase (decrease) from investment operations	0.48	0.30	1.21	(0.09)	(0.11)	0.23	0.54
Dividends from net investment income	(0.24)	(0.48)	(0.48)	(0.48)	(0.35)	(0.48)	(0.49)
Net asset value, end of period	$10.61	$10.37	$10.55	$9.82	$10.39	$10.85	$11.10

Total Investment Return[2]
Based on net asset value	4.65%[3]	2.95%	12.49%	(0.70)%	(0.99)%[3]	2.11%	5.08%

Ratios to Average Net Assets
Total expenses	0.85%[4]	0.84%	0.88%	0.89%	0.92%[4]	0.95%	1.00%
Total expenses after fees waived and paid indirectly	0.85%[4]	0.83%	0.87%	0.88%	0.91%[4]	0.95%	0.99%
Total expenses after fees waived and paid indirectly
excluding interest expense and fees[5]	0.83%[4]	0.82%	0.86%	0.87%	0.84%[4]	0.83%	0.84%
Net investment income	4.50%[4]	4.66%	4.65%	4.90%	4.45%[4]	4.40%	4.52%

Supplemental Data
Net assets, end of period (000)	$152,206	$151,327	$162,305	$157,706	$177,080	$204,497	$223,322
Portfolio turnover	10%	17%	19%	30%	16%	19%	46%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (continued)	BlackRock New York Municipal Fund

	Investor B
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.81	$10.38	$10.84	$11.10	$11.06
Net investment income[1]	0.21	0.44	0.44	0.44	0.33	0.44	0.45
Net realized and unrealized gain (loss)	0.24	(0.18)	0.74	(0.57)	(0.47)	(0.26)	0.04
Net increase (decrease) from investment operations	0.45	0.26	1.18	(0.13)	(0.14)	0.18	0.49
Dividends from net investment income	(0.21)	(0.44)	(0.44)	(0.44)	(0.32)	(0.44)	(0.45)
Net asset value, end of period	$10.61	$10.37	$10.55	$9.81	$10.38	$10.84	$11.10

Total Investment Return[2]
Based on net asset value	4.42%[3]	2.52%	12.15%	(1.11)%	(1.29)%[3]	1.60%	4.56%

Ratios to Average Net Assets
Total expenses	1.30%[4]	1.26%	1.29%	1.30%	1.31%[4]	1.36%	1.41%
Total expenses after fees waived and paid indirectly	1.30%[4]	1.26%	1.28%	1.29%	1.31%[4]	1.36%	1.41%
Total expenses after fees waived and paid indirectly
excluding interest expense and fees[5]	1.28%[4]	1.24%	1.28%	1.27%	1.24%[4]	1.24%	1.25%
Net investment income	4.05%[4]	4.22%	4.25%	4.48%	4.06%[4]	3.99%	4.14%

Supplemental Data
Net assets, end of period (000)	$4,466	$5,950	$9,645	$11,770	$18,535	$25,264	$34,921
Portfolio turnover	10%	17%	19%	30%	16%	19%	46%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	65

Financial Highlights (continued)	BlackRock New York Municipal Fund

	Investor C
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Period October 2, 2006[1] to September 30, 2007

		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.81	$10.38	$10.84	$11.10
Net investment income[2]	0.19	0.39	0.39	0.39	0.28	0.37
Net realized and unrealized gain (loss)	0.24	(0.18)	0.74	(0.56)	(0.46)	(0.25)
Net increase (decrease) from investment operations	0.43	0.21	1.13	(0.17)	(0.18)	0.12
Dividends from net investment income	(0.19)	(0.39)	(0.39)	(0.40)	(0.28)	(0.38)
Net asset value, end of period	$10.61	$10.37	$10.55	$9.81	$10.38	$10.84

Total Investment Return[3]
Based on net asset value	4.18%[4]	2.03%	11.62%	(1.59)%	(1.65)%[4]	1.08%[4]

Ratios to Average Net Assets
Total expenses	1.74%[5]	1.73%	1.77%	1.79%	1.82%[5]	1.85%[5]
Total expenses after fees waived and paid indirectly	1.74%[5]	1.73%	1.76%	1.78%	1.81%[5]	1.85%[5]
Total expenses after fees waived and paid indirectly
excluding interest expense and fees[6]	1.73%[5]	1.72%	1.75%	1.76%	1.74%[5]	1.74%[5]
Net investment income	3.60%[5]	3.76%	3.76%	4.03%	3.57%[5]	3.52%[5]

Supplemental Data
Net assets, end of period (000)	$20,230	$17,180	$17,597	$12,294	$8,535	$4,611
Portfolio turnover	10%	17%	19%	30%	16%	19%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Financial Highlights (concluded)	BlackRock New York Municipal Fund

	Investor C1
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30,			Period October 1, 2007 to June 30, 2008	Year Ended September 30,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.37	$10.55	$9.81	$10.39	$10.85	$11.10	$11.06
Net investment income[1]	0.21	0.43	0.43	0.43	0.32	0.43	0.44
Net realized and unrealized gain (loss)	0.24	(0.18)	0.74	(0.58)	(0.47)	(0.25)	0.04
Net increase (decrease) from investment operations	0.45	0.25	1.17	(0.15)	(0.15)	0.18	0.48
Dividends from net investment income	(0.21)	(0.43)	(0.43)	(0.43)	(0.31)	(0.43)	(0.44)
Net asset value, end of period	$10.61	$10.37	$10.55	$9.81	$10.39	$10.85	$11.10

Total Investment Return[2]
Based on net asset value	4.39%[3]	2.44%	12.06%	(1.29)%	(1.35)%[3]	1.61%	4.46%

Ratios to Average Net Assets
Total expenses	1.35%[4]	1.33%	1.37%	1.38%	1.41%[4]	1.45%	1.51%
Total expenses after fees waived and paid indirectly	1.35%[4]	1.33%	1.37%	1.37%	1.40%[4]	1.45%	1.50%
Total expenses after fees waived and paid indirectly
excluding interest expense and fees[5]	1.33%[4]	1.32%	1.36%	1.36%	1.33%[4]	1.33%	1.35%
Net investment income	4.02%[4]	4.16%	4.16%	4.41%	3.97%[4]	3.91%	4.03%

Supplemental Data
Net assets, end of period (000)	$10,979	$10,694	$12,391	$12,491	$14,217	$16,364	$18,984
Portfolio turnover	10%	17%	19%	30%	16%	19%	46%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	67

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Short-Term Municipal Fund (“Short-Term Municipal”), BlackRock National Municipal Fund (“National Municipal”) and BlackRock High Yield Municipal Fund (“High Yield Municipal”) of BlackRock Municipal Bond Fund, Inc. (the “Corporation”) and BlackRock New York Municipal Bond Fund (“New York Municipal”) of BlackRock Multi-State Municipal Series Trust (the “Trust”) (collectively, the “Funds” or individually as the “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Board of Directors of the Corporation and the Board of Trustees of the Trust are referred to throughout this report as the “Board of Directors” or the “Board”. Each Fund offers multiple classes of shares. BlackRock, Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. For Short-Term Municipal and New York Municipal, Investor B Shares automatically convert to Investor A1 Shares after approximately 10 years. For National Municipal, Investor B and Investor B1 Shares automatically convert to Investor A and Investor A1 Shares, respectively, after approximately ten years. Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution and service plans as applicable).

Reorganization: The Board of Directors (the “Board”) and shareholders of National Municipal and the Board and shareholders of each of BlackRock Municipal Fund of BlackRock Municipal Bond Fund, Inc. (“Municipal”) and BlackRock AMT-Free Municipal Bond Portfolio of BlackRock Funds II (“AMT-Free Municipal”) (individually, a “Target Fund” and collectively the “Target Funds”) approved the reorganizations of each Target Fund into National Municipal pursuant to which National Municipal acquired substantially all of the assets and substantially all of the liabilities of each Target Fund in exchange for an equal aggregate value of newly-issued shares of National Municipal.

Each shareholder of a Target Fund received shares of National Municipal in an amount equal to the aggregate net asset value of such shareholder’s Target Fund shares, as determined at the close of business on July 15, 2011 less the costs of the Target Fund’s reorganization (although cash was distributed for any fractional shares). In connection with the reorganizations, National Municipal issued newly created BlackRock, Service and Investor B1 Share classes.

The reorganizations were accomplished by a tax-free exchange of shares of National Municipal in the following amounts and at the following conversion ratios:

Target Fund	Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	National Municipal’s Share Class	Shares of National Municipal
Municipal	Institutional	60,313,178	0.73000752	BlackRock	44,029,074
Municipal	Investor A	23,362,907	0.72932033	Investor A	17,039,043
Municipal	Investor B	1,504,648	0.72970352	Investor B	1,097,947
Municipal	Investor C	5,968,504	0.73017144	Investor C	4,358,031
Municipal	Investor C1	3,835,529	0.72955036	Investor C1	2,798,212
AMT-Free Municipal	BlackRock	32,187	1.04459481	BlackRock	33,622
AMT-Free Municipal	Institutional	36,915,636	1.04362536	Institutional	38,526,093
AMT-Free Municipal	Service	807,665	1.04194269	Service	841,541
AMT-Free Municipal	Investor A	4,388,828	1.04337638	Investor A	4,579,199
AMT-Free Municipal	Investor B	66,195	1.04405653	Investor B1	69,111
AMT-Free Municipal	Investor C	2,211,771	1.04317692	Investor C	2,307,268

Each Target Fund’s net assets and composition of net assets on July 15, 2011, the date of the reorganization, were as follows:

Target Fund	Net Assets	Paid-in Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss	Net Unrealized Appreciation
Municipal	$700,874,018	$711,500,571	$(50,550)	$(30,657,517)	$20,081,514
AMT-Free Municipal	$468,651,298	$471,981,418	$(10,420)	$(19,847,261)	$16,527,561

For financial reporting purposes, assets received and shares issued by National Municipal were recorded at fair value. However, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of National Municipal’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of National Municipal immediately after the acquisition amounted to $3,651,145,054. Each Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
Municipal	$697,035,650	$676,954,136
AMT-Free Municipal	$464,643,093	$448,115,532

The purpose of these transactions was to combine three funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on July 18, 2011.

68	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Notes to Financial Statements (continued)

In connection with the reorganizations, National Municipal’s Manager contractually agreed to waive and/or reimburse fees and expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. This agreement is in effect until November 1, 2013. The expense limitations as a percentage of average daily net assets are as follows:

BlackRock	0.46%
Investor A	0.72%
Investor B	1.23%
Investor C	1.47%
Investor C1	1.28%

Assuming the acquisition had been completed on July 1, 2011, the beginning of the fiscal reporting period of National Municipal, the pro forma results of operations for the six months ended December 31, 2011 are as follows:

•	Net investment income: $84,358,598
•	Net realized and change in unrealized gain/loss on investments: $160,516,259
•	Net increase in net assets resulting from operations: $244,874,857

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in National Municipal’s Statement of Operations since July 18, 2011.

Reorganization costs incurred in connection with the reorganization were expensed by National Municipal.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended December 31, 2011, no TOBs that the Funds participated in were terminated without the consent of the Funds.

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Notes to Financial Statements (continued)

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund in exchange for TOB trust certificates. The Funds typically invest the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the TOB trust certificates are shown in other liabilities in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At December 31, 2011, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB trust certificates and the range of interest rates on the liability for TOB trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
National Municipal.	$1,028,287,926	$480,373,769	0.07% – 0.25%
High Yield Municipal	$40,821,576	$21,772,246	0.10% – 0.20%
New York Municipal	$23,296,741	$11,884,810	0.10% – 0.20%

For the six months ended December 31, 2011, the Funds’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
National Municipal	$445,975,159	0.34%
High Yield Municipal	$17,234,903	0.38%
New York Municipal	$5,117,355	0.40%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ NAVs per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four periods ended June 30, 2011. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will enhance current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting agreements or similar agreements and will require an entity to disclose both gross and net

70	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Notes to Financial Statements (continued)

information about such investments and transactions eligible for offset in the Statements of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2011
Liability Derivatives

	Statement of Assets and Liabilities Location	National Municipal	High Yield Municipal	New York Municipal
Interest rate contracts	Net unrealized appreciation/ depreciation[1]

		$313,450	$25,703	$25,076

[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.
The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended December 31, 2011
Net Realized Gain (Loss) from
	National Municipal	High Yield Municipal	New York Municipal

Interest rate contracts:
Financial futures contracts	$528,513	$(257,216)	$(457,657)

Net Change in Unrealized Appreciation/Depreciation on
	National Municipal	High Yield Municipal	New York Municipal

Interest rate contracts:
Financial futures contracts	$(313,450)	$(34,335)	$(101,934)

For the six months ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

	National Municipal	High Yield Municipal	New York Municipal
Financial futures contracts:
Average number of
contracts sold	250	34	40
Average notional value
of contracts sold	$32,781,250	$4,444,328	$5,224,375

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation and the Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	71

Notes to Financial Statements (continued)

services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Aggregate of Average Daily Net Assets of the Two Combined Funds[1]	Rate of Advisory Fee
	Short-Term Municipal	National Municipal
First $250 million	0.400%	0.500%
$250 million – $400 million	0.375%	0.475%
$400 million – $550 million	0.350%	0.475%
Greater than $550 million	0.325%	0.475%

[1]	The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the two combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the two combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

High Yield Municipal’s annual investment advisory fee rates are as follows:

Portion of Average Daily Net Assets	Rate
First $250 million	0.550%
$250 million – $500 million	0.525%
Greater than $500 million	0.500%

New York Municipal’s annual investment advisory fee rate is 0.55%.

The Manager voluntarily agreed to waive a portion of its fees payable by the Fund, which is shown as fees waived by advisor in the Statements of Operations, so that such fee is reduced for average daily net assets of the Fund as follows:

Portion of Average Daily Net Assets	Rate
First $500 million	0.550%
$500 million – $1 billion	0.525%
Greater than $1 billion	0.500%

For Short-Term Municipal and National Municipal, the Manager agreed to waive and/or reimburse fees and expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of net assets are as follows:

	Short-Term Municipal	National Municipal
	Voluntary[1]	Contractual[2]
BlackRock	—	0.46%
Institutional	0.40%	—
Investor A	0.69%	0.72%
Investor A1	0.52%	—
Investor B	0.81%	1.23%
Investor C	1.55%	1.47%
Investor C1	—	1.28%

[1]	These voluntary waivers and/or reimbursements may be reduced or discontinued at any time without notice.
[2]	The Manager has agreed not to reduce or discontinue this contractual waiver and/or reimbursement prior to November 1, 2013 unless approved by the Board, including a majority of the independent Directors.

As a result, for Short-Term Municipal and National Municipal, the Manager waived or reimbursed the following amounts which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations:

	Short-Term Municipal	National Municipal
BlackRock	—	$75,817
Institutional	$293,488	—
Investor A	—	$272,591
Investor A1	$6,935	—
Investor B	$865	$18,713
Investor C	—	$92,224
Investor C1	—	$13,185

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations.

For the six months ended December 31, 2011, the amounts waived were as follows:

Short-Term Municipal	$3,010
National Municipal	$93,428
High Yield Municipal	$2,031
New York Municipal	$2,360

The Corporation and the Trust, on behalf of the Manager, entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended December 31, 2011, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Short-Term Municipal	$5,011
National Municipal	$18,005
High Yield Municipal	$898
New York Municipal	$1,246

The Funds entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at

72	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Notes to Financial Statements (continued)

annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fees
	Short-Term Municipal	National Municipal	High Yield Municipal	New York Municipal

Service	—	0.25%	—	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	—	—	0.10%
Investor B	0.15%	0.25%	—	0.25%
Investor B1	—	0.25%	—	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	—	0.25%	—	0.25%

	Distribution Fees
	Short-Term Municipal	National Municipal	High Yield Municipal	New York Municipal

Investor B	0.20%	0.50%	—	0.25%
Investor B1	—	0.75%	—	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	—	0.55%	—	0.35%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

For the six months ended December 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	Short-Term Municipal	National Municipal	High Yield Municipal	New York Municipal
Investor A	$2,974	$103,947	$13,068	$6,280

For the six months ended December 31, 2011, affiliates received the following CDSC relating to transactions in Investor A, Investor B, Investor B1, Investor C and Investor C1 Shares:

	Short-Term Municipal	National Municipal	High Yield Municipal	New York Municipal
Investor A	$32,583	$81,302	$2,855	$540
Investor B	$452	$2,615	—	$1,265
Investor B1	—	$387	—	—
Investor C	$2,665	$22,930	$1,607	$322
Investor C1	—	$838	—	—

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2011, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Call Center Fees
	Short-Term Municipal	National Municipal	High Yield Municipal	New York Municipal
BlackRock	$48	—	—	—
Institutional	$1,410	$10,500	$180	$72
Investor A	$1,434	$7,595	$240	$204
Investor A1	$306	—	—	$1,086
Investor B	$54	$294	—	$48
Investor C	$702	$1,776	$178	$138
Investor C1	—	$414	—	$60

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended December 31, 2011, were as follows:

	Purchases	Sales
Short-Term Municipal	$315,805,606	$255,335,184
National Municipal	$1,072,881,280	$794,449,240
High Yield Municipal	$49,318,796	$16,969,814
New York Municipal	$31,608,572	$26,077,718

5. Capital Loss Carryforwards:

As of June 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires June 30,	Short-Term Municipal	National Municipal	High Yield Municipal	New York Municipal
2012	—	$1,046,803	—	—
2013	$362,313	48,027	—	$8,935,207
2014	4,110,940	—	—	—
2015	2,987,949	259,851	—	—
2016	322,206	1,320,166	$258,523	—
2017	—	19,350,079	3,758,709	2,020,225
2018	—	40,719,990	4,665,271	367,311
2019	—	—	1,973,257	1,028,212
Total	$7,783,408	$62,744,916	$10,655,760	$12,350,955

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after June 30, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Short-Term Municipal	National Municipal	High Yield Municipal	New York Municipal
Tax cost	$1,057,617,906	$3,806,022,201	$190,394,316	$240,057,296
Gross unrealized appreciation	$9,760,993	$254,892,456	$10,791,852	$13,149,479
Gross unrealized depreciation	(141,027)	(6,139,824)	(5,223,106)	(3,842,619)
Net unrealized appreciation	$9,619,966	$248,752,632	$5,568,746	$9,306,860

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	73

Notes to Financial Statements (continued)

6. Borrowings:

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2011. The Funds did not borrow under the credit agreement during the six months ended December 31, 2011.

7. Concentration, Market and Credit Risk:

New York Municipal invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see New York Municipal’s Schedule of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of December 31, 2011, Short-Term Municipal invested a significant portion of its assets in securities in the state and county/city/special district/school district sectors; National Municipal invested a significant portion of its assets in securities in the utilities sector; and High Yield Municipal invested a significant portion of its assets in securities in the health sector. Changes in economic conditions affecting the county/city/ special district/school district, state, health and utilities sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended December 31, 2011		Year Ended June 30, 2011
Short-Term Municipal	Shares	Amount	Shares	Amount
BlackRock
Shares sold	1,967,549	$20,010,000	3,196,351	$32,406,000
Shares issued to shareholders in reinvestment of dividends	27,168	276,624	29,185	296,667
Shares redeemed	—	—	(602,469)	(6,134,904)
Net increase	1,994,717	$20,286,624	2,623,067	$26,567,763

Institutional
Shares sold	14,229,203	$144,902,544	33,475,138	$340,121,082
Shares issued to shareholders in reinvestment of dividends	138,527	1,410,176	342,602	3,481,932
Shares redeemed	(10,974,827)	(111,753,650)	(36,198,366)	(367,502,652)
Net increase (decrease)	3,392,903	$34,559,070	(2,380,626)	$(23,899,638)

74	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Notes to Financial Statements (continued)

	Six Months Ended December 31, 2011		Year Ended June 30, 2011
Short-Term Municipal (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold and automatic conversion of shares	5,366,885	$54,650,440	9,605,026	$97,784,236
Shares issued to shareholders in reinvestment of dividends	68,786	700,602	198,989	2,024,025
Shares redeemed	(5,541,512)	(56,430,560)	(17,211,292)	(174,908,611)
Net decrease	(105,841)	$(1,079,518)	(7,407,277)	$(75,100,350)

Investor A1
Shares sold	131,134	$1,335,848	86,611	$880,738
Shares issued to shareholders in reinvestment of dividends	13,722	139,785	37,013	376,554
Shares redeemed	(247,286)	(2,520,429)	(1,424,180)	(14,493,105)
Net decrease	(102,430)	$(1,044,796)	(1,300,556)	$(13,235,813)

Investor B
Shares sold	23,842	$242,766	23,038	$233,890
Shares issued to shareholders in reinvestment of dividends	1,141	11,614	4,074	41,423
Shares redeemed	(200,961)	(2,046,122)	(345,678)	(3,509,881)
Net decrease	(175,978)	$(1,791,742)	(318,566)	$(3,234,568)

Investor C
Shares sold	892,386	$9,089,352	2,102,990	$21,388,921
Shares issued to shareholders in reinvestment of dividends	604	6,156	16,363	166,373
Shares redeemed	(1,499,095)	(15,270,314)	(5,213,299)	(52,972,475)
Net decrease	(606,105)	$(6,174,806)	(3,093,946)	$(31,417,181)

National Municipal
BlackRock
Shares sold	398,423	$4,123,017	—	—
Shares issued resulting from reorganization	44,062,696	445,420,985	—	—
Shares issued to shareholders in reinvestment of dividends	256,783	2,655,075	—	—
Shares redeemed	(2,460,633)	(25,382,132)	—	—
Net increase	42,257,269	$426,816,945	—	—

Institutional
Shares sold	23,780,083	$245,253,346	39,093,064	$397,384,403
Shares issued resulting from reorganization	38,526,093	389,452,572	—	—
Shares issued to shareholders in reinvestment of dividends	2,120,366	21,877,429	4,148,257	41,607,185
Shares redeemed	(14,300,259)	(147,113,278)	(31,453,097)	(313,408,653)
Net increase	50,126,283	$509,470,069	11,788,224	$125,582,935

Service
Shares sold and automatic conversion of shares	58,539	$603,631	—	—
Shares issued resulting from reorganization	841,541	8,511,177	—	—
Shares issued to shareholders in reinvestment of dividends	13,515	139,736	—	—
Shares redeemed	(248,615)	(2,580,999)	—	—
Net increase	664,980	$6,673,545	—	—

Investor A
Shares sold and automatic conversion of shares	30,717,460	$316,631,459	32,944,655	$329,287,957
Shares issued resulting from reorganization	21,618,242	218,642,582	—	—
Shares issued to shareholders in reinvestment of dividends	1,386,735	14,327,507	2,260,688	22,698,564
Shares redeemed	(10,969,017)	(113,133,308)	(30,577,063)	(302,644,541)
Net increase	42,753,420	$436,468,240	4,628,280	$49,341,980

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	75

Notes to Financial Statements (continued)

	Six Months Ended December 31, 2011		Year Ended June 30, 2011
National Municipal (concluded)	Shares	Amount	Shares	Amount
Investor B
Shares sold and automatic conversion of shares	88,029	$901,942	79,100	$783,623
Shares issued resulting from reorganization	1,097,947	11,094,970	—	—
Shares issued to shareholders in reinvestment of dividends	33,454	344,953	73,349	736,467
Shares redeemed	(1,007,712)	(10,363,085)	(1,665,029)	(16,604,956)
Net increase (decrease)	211,718	$1,978,780	(1,512,580)	$(15,084,866)

Investor B1
Shares sold	10	$119	—	—
Shares issued resulting from reorganization	69,111	698,380	—	—
Shares issued to shareholders in reinvestment of dividends	745	7,695	—	—
Shares redeemed and automatic conversion of shares	(20,319)	(209,170)	—	—
Net increase	49,547	$497,024	—	—

Investor C
Shares sold	6,844,835	$70,520,992	7,754,446	$78,331,889
Shares issued resulting from reorganization	6,665,299	67,414,170	—	—
Shares issued to shareholders in reinvestment of dividends	476,744	4,924,796	805,169	8,083,890
Shares redeemed	(2,937,065)	(30,245,073)	(9,284,072)	(92,009,941)
Net increase (decrease)	11,049,813	$112,614,885	(724,457)	$(5,594,162)

Investor C1
Shares sold	5,445	$56,497	5,088	$51,933
Shares issued resulting from reorganization	2,798,212	28,290,480	—	—
Shares issued to shareholders in reinvestment of dividends	102,945	1,062,319	196,503	1,973,965
Shares redeemed	(677,277)	(6,967,832)	(1,590,814)	(15,820,977)
Net increase (decrease)	2,229,325	$22,441,464	(1,389,223)	$(13,795,079)

High Yield Municipal
Institutional
Shares sold	3,967,422	$33,795,639	6,149,068	$51,299,139
Shares issued to shareholders in reinvestment of dividends	130,086	1,112,610	233,028	1,943,654
Shares redeemed	(2,177,597)	(18,588,168)	(4,115,993)	(34,165,925)
Net increase	1,919,911	$16,320,081	2,266,103	$19,076,868

Investor A
Shares sold and automatic conversion of shares	2,292,748	$19,606,340	2,565,047	$21,343,797
Shares issued to shareholders in reinvestment of dividends	56,661	483,573	106,181	885,713
Shares redeemed	(593,928)	(5,047,363)	(2,278,814)	(19,113,460)
Net increase	1,755,481	$15,042,550	392,414	$3,116,050

Investor C
Shares sold	616,224	$5,266,071	1,249,127	$10,496,942
Shares issued to shareholders in reinvestment of dividends	39,122	334,535	63,641	529,304
Shares redeemed	(302,732)	(2,579,126)	(881,601)	(7,307,968)
Net increase	352,614	$3,021,480	431,167	$3,718,278

76	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Notes to Financial Statements (concluded)

	Six Months Ended December 31, 2011		Year Ended June 30, 2011
New York Municipal	Shares	Amount	Shares	Amount
Institutional
Shares sold	379,350	$3,993,853	891,752	$9,296,262
Shares issued to shareholders in reinvestment of dividends	30,643	322,336	65,748	682,553
Shares redeemed	(494,916)	(5,214,389)	(722,809)	(7,399,948)
Net increase (decrease)	(84,923)	$(898,200)	234,691	$2,578,867

Investor A
Shares sold and automatic conversion of shares	523,520	$5,515,773	852,297	$9,007,593
Shares issued to shareholders in reinvestment of dividends	63,340	666,695	127,802	1,326,522
Shares redeemed	(201,380)	(2,118,387)	(1,108,881)	(11,399,887)
Net increase (decrease)	385,480	$4,064,081	(128,782)	$(1,065,772)

Investor A1
Shares sold and automatic conversion of shares	137,373	$1,440,997	201,631	$2,067,823
Shares issued to shareholders in reinvestment of dividends	210,157	2,211,642	433,519	4,504,716
Shares redeemed	(598,703)	(6,296,024)	(1,423,955)	(14,617,083)
Net decrease	(251,173)	$(2,643,385)	(788,805)	$(8,044,544)

Investor B
Shares sold	3,038	$31,913	4,881	$49,501
Shares issued to shareholders in reinvestment of dividends	4,978	52,356	16,248	169,016
Shares redeemed and automatic conversion of shares	(161,034)	(1,688,640)	(361,409)	(3,719,896)
Net decrease	(153,018)	$(1,604,371)	(340,280)	$(3,501,379)

Investor C
Shares sold	431,413	$4,546,905	472,359	$4,956,141
Shares issued to shareholders in reinvestment of dividends	22,346	235,150	39,903	413,964
Shares redeemed	(204,345)	(2,156,289)	(523,147)	(5,371,233)
Net increase (decrease)	249,414	$2,625,766	(10,885)	$(1,128)

Investor C1
Shares sold	22	$236	712	$7,180
Shares issued to shareholders in reinvestment of dividends	12,661	133,237	27,481	285,720
Shares redeemed	(9,483)	(99,409)	(171,218)	(1,770,211)
Net increase (decrease)	3,200	$34,064	(143,025)	$(1,477,311)

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	77

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director
Fred G. Weiss, Vice Chairman of the Board and Director
Paul L. Audet, President1 and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President2 and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
   and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

1 For BlackRock Multi-State Series Trust.

2 For BlackRock Municipal Bond Fund, Inc.

Effective September 13, 2011, Richard S. Davis resigned as Director of the Corporation and the Trust, and Paul L. Audet became Director of the Corporation and the Trust.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodians
The Bank of New York Mellon3
New York, NY 10286

State Street Bank and Trust Company4
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address For All Funds
100 Bellevue Parkway
Wilmington, DE 19809

3 For BlackRock Municipal Bond Fund, Inc.
4 For BlackRock Multi-State Series Trust.

78	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	79

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

80	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	DECEMBER 31, 2011	81

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dynamic Equity Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Emerging Markets Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Russell 1000 Index Fund
BlackRock Capital Appreciation Fund	BlackRock Index Equity Portfolio	BlackRock Science & Technology
BlackRock China Fund	BlackRock India Fund	Opportunities Portfolio
BlackRock Commodity Strategies Fund	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Emerging Markets Long/Short	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
Equity Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Focus Growth Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund
BlackRock Global Allocation Fund†	BlackRock Latin America Fund	BlackRock World Gold Fund
BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Growth Equity Portfolio

Fixed Income Funds

BlackRock Bond Index Fund	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income
BlackRock Core Bond Portfolio	BlackRock International Bond Portfolio	Opportunities Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Fund
BlackRock Floating Rate Income Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock Global Long/Short Credit Fund	BlackRock Multi-Asset Income Portfolio†	BlackRock World Income Fund
BlackRock GNMA Portfolio	BlackRock Multi-Sector Bond Portfolio	US Mortgage Portfolio
BlackRock High Yield Bond Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle	Prepared Portfolios	LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

82	SEMI-ANNUAL REPORT	DECEMBER 31, 2011

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#mbnymb-12/11-sar

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –	Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: March 1, 2012

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: March 1, 2012

3